UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-8031

Seligman Value Fund Series, Inc.

(Exact name of Registrant as specified in charter)

100 Park Avenue

New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel

100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	12/31/04

FORM N-CSR

ITEM 1. REPORTS TO STOCKHOLDERS.

Seligman
141 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 141 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, one of the nation’s largest diversified publicly-traded closed-end equity investment companies — Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

To The Shareholders

Your annual shareholder report for Seligman Large-Cap Value Fund follows this letter. This report contains an interview with your Fund’s Portfolio Managers, investment results, and audited financial statements, including a portfolio of investments.

For the year ended December 31, 2004, the Fund posted a total return of 15.69% based on the net asset value of Class A shares. During the same time period, the Lipper Large-Cap Value Funds Average delivered a total return of 11.93%, and the Russell 1000 Value Index returned 16.49%. The broader market, as measured by the Standard & Poor’s 500 Composite Stock Index, returned 10.87% during this time.

Thank you for your continued support of Seligman Large-Cap Value Fund. We look forward to serving your investment needs for many years to come.

By Order of the Board of Directors,

William C. Morris Chairman

Brian T. Zino President

February 18, 2005

Manager	Shareholder Service Agent	General Distributor
J. & W. Seligman & Co. Incorporated 100 Park Avenue New York, NY 10017	Seligman Data Corp. 100 Park Avenue New York, NY 10017	Seligman Advisors, Inc. 100 Park Avenue New York, NY 10017

Independent Registered Public Accounting Firm Deloitte & Touche LLP	General Counsel Sullivan & Cromwell LLP

1

Interview With Your Portfolio Managers

Q:	How did Seligman Large-Cap Value Fund perform during the year ended December 31, 2004?

A:

Seligman Large-Cap Value Fund delivered a total return of 15.69%, based on the net asset value of Class A shares for the year ended December 31, 2004. During the same time period, the Fund’s peers, as measured by the Lipper Large-Cap Value Funds Average, posted a total return of 11.93%, while the Russell 1000 Value Index returned 16.49%. The broader market, as measured by the Standard & Poor’s 500 Composite Stock Index, returned 10.87% during this time.

Q:	What market conditions and events materially affected the Fund’s performance during the period?

A:

In 2004, we saw a continuation of economic growth in the US economy. Corporations enjoyed record profit margins and record earnings growth rates. First-quarter earnings were up over 25% for S&P 500 companies, and this was repeated in the second quarter. Companies have been successful in controlling costs, in many cases cutting expenses to the bone, and this contributed to the record earnings. Confident that the economic recovery was on solid footing, the Federal Reserve Board raised short-term interest rates on five occasions in 2004, for a total increase of 1.25%. At the same time, other economic indicators such as job growth remained weak and the US dollar continued its slide against other major currencies. Investors were further worried by a significant increase in oil prices. Inflation, however, remained in check despite the spike in oil.

Risk aversion seems to have been a stock market theme in 2004. The market traded sideways during the first three quarters of the year, as many investors chose to wait out the uncertainty on the sidelines. Most of the gains in equities came during the fourth quarter, aided by the quick resolution of the US presidential election and the moderation in oil prices to below $50 a barrel. Investors continued to favor value stocks over growth stocks in 2004, and the market continued to reward high-quality stocks over those stocks perceived to be riskier.

Q:	What investment strategies or techniques materially affected the Fund’s performance during the period?

A:

As it did in 2003, the Fund’s portfolio had a pro-cyclical tilt during 2004, and overall Fund performance benefited as a result.The Fund’s investment strategy focused mainly on: companies with excess cash and strong balance sheets; companies able and willing to raise their dividends; and late-economic-cycle companies, as opposed to early-cycle.

The Fund’s performance during 2004 was strong, both on an absolute basis and relative to the Russell 1000 Value Index. The Fund’s largest sector concentration was in financials, although the Fund was underweighted versus the Russell benchmark. While the financials sector was a positive performer, stock selection here detracted from the Fund’s relative performance. Industrials and materials represented the Fund’s second- and third-largest sector weightings, and the Fund was overweighted versus the Russell Index in both

2

Interview With Your Portfolio Managers
Neil T. Eigen and Richard S. Rosen

areas. The industrials and materials sectors both posted gains in 2004, and the Fund’s returns here were about even with those of the Russell Index.

The largest positive contributor to the Fund’s relative performance came from the energy sector. The Fund maintained an underweighting in this sector, but because of good stock selection the Fund posted exceptionally strong returns in the sector. With the run-up in commodity prices during the year, oil and gas companies were strong beneficiaries. Strong stock selection in the utilities sector also boosted the Fund’s absolute and relative performance. The consumer staples and consumer discretionary sectors also boosted the Fund’s relative investment results; the Fund’s holdings in a large food and staples wholesaler and a large multiline retailer performed especially well during the year.

Health care was a relatively weak-performing sector during the year. While the Fund’s health care holdings performed better than those of the overall market, the Fund’s relative investment results were hurt by its overweighting in the sector and by the poor performance of one of its pharmaceutical holdings. Stock selection in the information technology section hurt the Fund’s relative results. In particular, a communications equipment holding was a poor performer.

The views and opinions expressed are those of the Portfolio Manager(s), are provided for general information only, and do not constitute specific tax, legal, or investment advice to, or recommendations for, any person. There can be no guarantee as to the accuracy of market forecasts. Opinions, estimates, and forecasts may be changed without notice.

A Team Approach

Seligman Large-Cap Value Fund is managed by the Seligman Value Team, headed by Neil T. Eigen, who has over 30 years of experience as a value investor. Mr. Eigen and Richard S. Rosen, the Fund’s Co-Portfolio Manager, are assisted by Jennifer Haberkom (assistant trader), David Levy (head trader), and Kari Montanus. The Team is responsible for identifying reasonably valued large-capitalization companies with the potential for high returns on equity.

3

Performance Overview

This section of the Annual Report is intended to help you understand the performance of Seligman Large-Cap Value Fund and to provide a summary of the Fund’s portfolio characteristics.

Performance data quoted in this Annual Report represents past performance and does not guarantee future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Fund as of the most recent month-end will be made available at www.seligman.com1 by the seventh business day following that month-end. Calculations assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares. With respect to Class I shares, J. & W. Seligman & Co. Incorporated (the “Manager”) reimbursed certain expenses for the fiscal years ended December 31, 2001 and December 31, 2002. Absent such reimbursements, total returns that include those periods would be lower.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase, declining to 1% in the sixth year and 0% thereafter. Return from inception for Class B shares reflects automatic conversion to Class A shares approximately eight years after inception date. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC, charged on redemptions made within 18 months of purchase. Returns for Class D and Class R shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Returns for Class I shares are calculated without any sales charges.

The chart on page 5 compares a $10,000 hypothetical investment made in Class A shares, with and without the initial 4.75% maximum sales charge, in Class B shares, without the 5% CDSC, and in Class D shares, without the 1% CDSC, to a $10,000 investment made in Russell 1000 Value Index and the Standard & Poor’s 500 Composite Stock Index (S&P 500), since the Fund’s commencement of operations through December 31, 2004. The performance of Class C, Class I and Class R shares, which commenced on later dates, and of Class A, Class B, and Class D shares for other periods, with and without applicable sales charges and CDSCs, is not shown in this chart but is included in the total returns table that follows the chart. The performance of Class C, Class I, and Class R shares will differ from the performance shown for Class A, Class B, and Class D shares, based on the differences in sales charges and fees paid by shareholders. The Russell 1000 Value Index and the S&P 500 Index excludes the effect of taxes, fees and sales charges.

[1]

The reference to Seligman’s website is an inactive textual reference and information contained in or otherwise accessible through Seligman’s website does not form a part of this report or the Fund’s prospectus.

4

Performance Overview

Investment Results Total Returns For Periods Ended December 31, 2004

		Average Annual

	Six Months*	One Year	Five Years	Class A, B, and D Since Inception 4/25/97		Class C Since Inception 5/27/99	Class I Since Inception 11/30/01	Class R Since Inception 4/30/03*

Class A

With Sales Charge	4.30%	10.21%	3.86%	7.11%		n/a	n/a	n/a
Without Sales Charge	9.49	15.69	4.88	7.80		n/a	n/a	n/a
Class B

With CDSC†	4.09	9.75	3.73	n/a		n/a	n/a	n/a
Without CDSC	9.09	14.75	4.07	6.97		n/a	n/a	n/a
Class C

With Sales Charge and CDSC††	7.06	12.61	3.86	n/a		1.75%	n/a	n/a
Without Sales Charge and CDSC	9.09	14.75	4.07	n/a		1.94	n/a	n/a
Class D

With 1% CDSC	8.10	13.77	n/a	n/a		n/a	n/a	n/a
Without CDSC	9.10	14.77	4.06	6.96		n/a	n/a	n/a
Class I	9.76	16.37	n/a	n/a		n/a	3.75%	n/a

Class R

With 1% CDSC	8.42	14.28	n/a	n/a		n/a	n/a	n/a
Without CDSC	9.42	15.28	n/a	n/a		n/a	n/a	28.01%
Lipper Large-Cap Value Funds Average**	8.42	11.93	3.35	7.71	ø	2.90	5.11	22.14

Lipper Multi-Cap Value Funds Average**	9.68	14.39	5.36	8.69	ø	4.91	7.54	24.82

Russell 1000 Value Index**	12.08	16.49	5.27	10.27		4.52	9.13	25.54

S&P 500**	7.18	10.87	(2.30)	7.77		0.50	3.77	20.22

*	Returns for periods of less than one year are not annualized.
**

The Lipper Large-Cap Value Funds Average, the Lipper Multi-Cap Value Funds Average, the Russell 1000 Value Index, and the S&P 500 are unmanaged benchmarks that assume investment of all distributions. The Russell 1000 Value Index and the S&P 500 exclude the effect of taxes, fees and sales charges, and the Lipper Large-Cap Value Funds Average and the Lipper Multi-Cap Value Funds Average exclude the effect of taxes and sales charges. The Lipper Large-Cap Value Funds Average measures the performance of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($13.2 billion at December 31, 2004). Large-cap value funds typically have a below average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-growth value, compared to the S&P 500. The Lipper Multi-Cap Value Funds Average measures the performance of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have been 25% to 75% of their assets invested in companies with market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($13.2 billion at December 31, 2004). Multi-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year-sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The Russell 1000 Value Index measures the performance of those Russell 1000 companies (large-cap value segment of the US equity universe) with lower price-to-book ratios and higher forecasted growth values. The S&P 500 measures the performance of 500 of the largest US companies based on market capitalization. Investors cannot invest directly in an average or an index.

†	The CDSC is 5% for periods of one year or less and 2% for the five-year period.
††	The CDSC is 1% for periods of 18 months or less.
ø	From April 24, 1997.

5

Performance Overview

Net Asset Value Per Share

	Class A	Class B	Class C	Class D	Class I	Class R

12/31/04	$11.62	$11.28	$11.28	$11.27	$11.70	$11.62
6/30/04	10.64	10.34	10.34	10.33	10.74	10.62
12/31/03	10.07	9.83	9.83	9.82	10.13	10.08

6

Portfolio Overview

Diversification of Net Assets December 31, 2004

				Percent of Net Assets December 31,

	Issues	Cost	Value	2004	2003

Common Stocks:

Aerospace and Defense	2	$10,529,076	$15,704,100	6.9	7.0
Automobiles	1	10,624,753	6,588,000	2.9	3.4
Capital Markets	1	8,875,879	7,352,400	3.3	6.7
Chemicals	2	8,737,426	14,764,850	6.5	7.1
Commercial Banks	2	11,993,291	15,191,700	6.7	3.7
Communications Equipment	1	3,641,826	4,162,782	1.8	2.4
Computers and Peripherals	1	6,489,046	6,900,600	3.1	3.0
Diversified Financials	1	7,433,058	7,411,900	3.3	3.3
Food and Staples Retailing	1	5,784,832	7,751,200	3.4	3.0
Health Care Equipment and Supplies	2	12,069,561	12,324,320	5.4	5.1
Household Products	—	—	—	—	2.0
Industrial Conglomerates	1	6,638,767	8,030,000	3.6	2.6
Insurance	4	28,278,205	27,972,696	12.4	10.1
Machinery	1	4,401,863	6,074,873	2.7	—
Multi-Line Retail	1	3,472,279	7,452,000	3.3	6.0
Multi-Utilities and Unregulated Power	1	2,048,833	8,202,000	3.6	4.0
Oil and Gas	2	9,309,679	15,750,400	7.0	5.7
Paper and Forest Products	1	4,767,862	7,496,000	3.3	6.9
Pharmaceuticals	1	7,747,071	6,192,586	2.7	5.3
Road and Rail	2	9,746,504	12,061,800	5.3	2.3
Specialty Retail	1	6,670,861	6,758,400	3.0	—
Thrifts and Mortgage Finance	2	12,335,320	14,520,000	6.4	5.9
Tobacco	1	5,080,873	7,943,000	3.5	3.6

	32	186,676,865	226,605,607	100.1	99.1
Short-Term Holding and Other Assets Less Liabilities	1	(123,122)	(123,122)	(0.1)	0.9

Net Assets	33	$186,553,743	$226,482,485	100.0	100.0

Largest Industries December 31, 2004

7

Portfolio Overview

Largest Portfolio Changes During Past Six Months

Largest Purchases	Largest Sales

Prudential Financial*	International Paper**
Caterpillar*	Pfizer**
Union-Pacific	AES
General Electric	Praxair
Fannie Mae	Valero Energy
UNUMProvident	Kimberly-Clark**
J.C. Penney
Bank of America
Allstate
ChevronTexaco

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

Largest Portfolio Holdings December 31, 2004

Security	Value	Percent of Net Assets

UNUMProvident	$8,970,000	4.0
Valero Energy	8,399,000	3.7
United Technologies	8,268,000	3.7
AES	8,202,000	3.6
U.S. Bancorp	8,143,200	3.6
General Electric	8,030,000	3.5
Altria Group	7,943,000	3.5
Dow Chemicals	7,921,600	3.5
Costco Wholesale	7,751,200	3.4
Georgia-Pacific	7,496,000	3.3

8

Understanding and Comparing
Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing expenses, such as management fees, distribution and/or service (12b-1) fees, and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of July 1, 2004 and held for the entire six-month period ended December 31, 2004.

Actual Expenses
The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the Fund’s share class that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratios of each class and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical

	Beginning Account Value 7/1/04	Annualized Expense Ratio*	Ending Account Value 12/31/04	Expenses Paid During Period** 7/1/04 to 12/31/04	Ending Account Value 12/31/04	Expenses Paid During Period** 7/1/04 to 12/31/04

Class A	$1,000.00	1.61%	$1,094.90	$8.47	$1,017.03	$8.16
Class B	1,000.00	2.37	1,090.90	12.41	1,013.24	11.95
Class C	1,000.00	2.37	1,090.90	12.41	1,013.24	11.95
Class D	1,000.00	2.37	1,091.00	12.40	1,013.24	11.94
Class I	1,000.00	0.97	1,097.60	5.08	1,020.28	4.89
Class R	1,000.00	1.87	1,094.20	9.82	1,015.73	9.45

*

Expenses of Class B, Class C, Class D, Class I and Class R shares differ from the expenses of Class A shares due to the differences in 12b-1 fees and other class-specific expenses paid by each share class. See the Fund’s prospectus for a description of each share class and its expenses and sales charges.

**

Expenses are equal to the annualized expense ratio based on actual expenses for the period July 1, 2004 to
December 31, 2004, multiplied by the average account value over the period, multiplied by 184/366 (number of days in the period).

9

Portfolio of Investments
December 31, 2004

	Shares	Value
Common Stocks 100.1%

Aerospace and Defense 6.9%

Honeywell International	210,000	$7,436,100
United Technologies	80,000	8,268,000

		15,704,100

Automobiles 2.9%

Ford Motor	450,000	6,588,000

Capital Markets 3.3%

The Bank of New York	220,000	7,352,400

Chemicals 6.5%

Dow Chemical	160,000	7,921,600
Praxair	155,000	6,843,250

		14,764,850

Commercial Banks 6.7%

Bank of America	150,000	7,048,500
U.S. Bancorp	260,000	8,143,200

		15,191,700

Communications Equipment 1.8%

Cisco Systems*	215,800	4,162,782

Computers and Peripherals 3.1%

International Business Machines	70,000	6,900,600

Diversified Financials 3.3%

J.P. Morgan Chase	190,000	7,411,900

Food and Staples Retailing 3.4%

Costco Wholesale	160,000	7,751,200

Health Care Equipment and Supplies 5.4%

Baxter International	190,000	6,562,600
Medtronic	116,000	5,761,720

		12,324,320

Industrial Conglomerates 3.6%

General Electric	220,000	8,030,000

Insurance 12.4%

Allstate	140,000	7,240,800
Prudential Financial	92,600	5,089,296
St. Paul Travelers Companies	180,000	6,672,600
UNUMProvident	500,000	8,970,000

		27,972,696

Machinery 2.7%

Caterpillar	62,300	6,074,873

See footnotes on page 11.

10

Portfolio of Investments
December 31, 2004

	Shares or Principal Amount		Value
Multi-Line Retail 3.3%

J.C. Penney	180,000	shs.	$7,452,000

Multi-Utilities and Unregulated Power 3.6%

AES	600,000		8,202,000

Oil and Gas 7.0%

ChevronTexaco	140,000		7,351,400
Valero Energy	185,000		8,399,000

			15,750,400

Paper and Forest Products 3.3%

Georgia-Pacific	200,000		7,496,000

Pharmaceuticals 2.7%

Wyeth	145,400		6,192,586

Road and Rail 5.3%
CSX	160,000		6,412,800
Union Pacific	84,000		5,649,000

			12,061,800

Specialty Retail 3.0%

The Gap	320,000		6,758,400

Thrifts and Mortgage Finance 6.4%

Fannie Mae	100,000		7,121,000
Washington Mutual	175,000		7,399,000

			14,520,000

Tobacco 3.5%

Altria Group	130,000		7,943,000

Total Common Stocks (Cost $186,676,865)			226,605,607

Repurchase Agreement 0.0%

State Street Bank & Trust 1.4%, dated 12/31/04, maturing 1/3/05, in the amount of $3,000, collateralized by: $5,000 US Treasury Notes 2.625%, 11/15/2006, with a fair market value of $4,975 (Cost $3,000)	$3,000		3,000

Total Investments (Cost $186,679,865) 100.1%			226,608,607

Other Assets Less Liabilities (0.1)%			(126,122)

Net Assets 100.0%			$226,482,485

*Non-income producing security.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities
December 31, 2004

Assets:

Investments, at value:
Common stocks (cost $186,676,865)	$226,605,607
Repurchase agreement (cost $3,000)	3,000

Total investments (cost $186,679,865)	226,608,607
Receivable for Capital Stock sold	496,157
Receivable for dividends and interest	449,880
Expenses prepaid to shareholder servicing agent	59,875
Prepaid registration fees	37,685
Other	3,056

Total Assets	227,655,260

Liabilities:

Payable for Capital Stock redeemed	783,457
Management fee payable	151,236
Distribution and service fees payable	126,455
Bank overdraft	25,397
Accrued expenses and other	86,230

Total Liabilities	1,172,775

Net Assets	$226,482,485

Composition of Net Assets:

Capital Stock, at par ($0.001 par value; 1,000,000,000 shares authorized; 19,821,812 shares outstanding):
Class A	$7,414
Class B	5,171
Class C	3,468
Class D	2,821
Class I	885
Class R	63
Additional paid-in-capital	235,216,579
Undistributed net investment income	2,978
Accumulated net realized loss	(48,685,636)
Net unrealized appreciation of investments	39,928,742

Net Assets	$226,482,485

Net Asset Value per Share:

Class A ($86,128,049 ÷ 7,413,703 shares)	$11.62
Class B ($58,347,392 ÷ 5,171,360 shares)	$11.28
Class C ($39,116,858 ÷ 3,467,768 shares)	$11.28
Class D ($31,796,768 ÷ 2,820,698 shares)	$11.27
Class I ($10,361,953 ÷ 885,339 shares)	$11.70
Class R ($731,465 ÷ 62,944 shares)	$11.62

See Notes to Financial Statements.

12

Statement of Operations
For the Year Ended December 31, 2004

Investment Income:

Dividends	$4,636,366
Interest	8,277

Total Investment Income	4,644,643

Expenses:

Management fees	1,720,743
Distribution and service fees	1,459,064
Shareholder account services	907,943
Registration	68,284
Custody and related services	57,688
Shareholder reports and communications	57,588
Auditing and legal fees	46,830
Directors’ fees and expenses	11,772
Miscellaneous	38,526

Total Expenses	4,368,438

Net Investment Income	276,205

Net Realized and Unrealized Gain on Investments:

Net realized gain on investments	11,571,309
Payments received from the Manager (Note 8)	21,530
Net change in unrealized appreciation/depreciation of investments	18,407,427

Net Gain on Investments	30,000,266

Increase in Net Assets from Operations	$30,276,471

See Notes to Financial Statements.

13

Statements of Changes in Net Assets

	Year Ended December 31,

	2004	2003

Operations:

Net investment income	$276,205	$814,197
Net realized gain (loss) on investments	11,571,309	(32,108,099)
Payments received from the Manager	21,530	—
Net change in unrealized appreciation/depreciation of investments	18,407,427	88,367,121

Increase in Net Assets From Operations	30,276,471	57,073,219

Distributions to Shareholders:

Net investment income:
Class A	(215,072)	(605,582)
Class B	—	(89,697)
Class C	—	(56,328)
Class D	—	(37,398)
Class I	(75,482)	(68,159)
Class R	—	(15)

Decrease in Net Assets from Distributions	(290,554)	(857,179)

Capital Share Transactions:

Net proceeds from sales of shares	28,416,954	24,742,522
Exchanged from associated funds	23,468,876	18,314,791
Investment of dividends	261,961	759,460

Total	52,147,791	43,816,773

Cost of shares repurchased	(53,943,076)	(55,085,020)
Exchanged into associated funds	(15,686,021)	(13,341,432)

Total	(69,629,097)	(68,426,452)

Decrease in Net Assets from Capital Share Transactions	(17,481,306)	(24,609,679)

Increase in Net Assets	12,504,611	31,606,361

Net Assets:

Beginning of year	$213,977,874	182,371,513

End of Year (including undistributed (dividends in excess of) net investment income of $2,978 and $(4,203), respectively)	226,482,485	$213,977,874

See Notes to Financial Statements.

14

Notes to Financial Statements

1.	Multiple Classes of Shares — Seligman Large-Cap Value Fund (the “Fund”), a series of Seligman Value Fund Series, Inc. (the “Series”), offers the following six classes of shares:

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares during the month that precedes the eighth anniversary of their date of purchase. If Class B shares of the Fund are exchanged for Class B shares of another Seligman registered investment company, the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C shares are sold primarily with an initial sales charge of up to 1% and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Effective November 25, 2003, Class C shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Class I shares are offered to certain institutional clients. Class I shares are sold without any sales charges and are not subject to distribution and service fees.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its own class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.

Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. The following summarizes the significant accounting policies of the Fund:

a.

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading

15

Notes to Financial Statements

halts, and extreme market volatility. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

b.

Federal Taxes — There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c.

Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Dividends receivable are recorded on ex-dividend dates. Interest income is recorded on an accrual basis.

d.

Repurchase Agreements — The Fund may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by the Manager. Securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Procedures have been established to monitor, on a daily basis, the market value of repurchase agreements’ underlying securities to ensure the existence of the proper level of collateral.

e.

Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the year ended December 31, 2004, distribution and service fees, shareholder account services and registration expenses were class-specific expenses.

	f.	Distributions to Shareholders — Dividends and distributions to shareholders are recorded on ex-dividend dates.

3.

Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the year ended December 31, 2004, amounted to $36,001,127 and $51,475,837, respectively.

4.

Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.80% per annum of the Fund’s average daily net assets.

Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Fund’s shares and an affiliate of the Manager, received concessions of $8,082 from sales of Class A shares. Commissions of $64,784 and $32,481 were paid to dealers for sales of Class A and Class C shares, respectively.

The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable monthly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the year ended December 31, 2004, fees incurred under the Plan aggregated $197,407, or 0.25% per annum of the average daily net assets of Class A shares.

16

Notes to Financial Statements

Under the Plan, with respect to Class B shares, Class C shares, Class D shares and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, Class D, and Class R shares for which the organizations are responsible; and, for Class C and Class D shares, fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Fund to the Distributor; however, the Distributor has sold its rights to this fee with respect to a substantial portion of Class B shares to third parties (the “Purchasers”), which provide funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares.

For the year ended December 31, 2004, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B, Class C and Class D shares, and 0.50% per annum of the average daily net assets of Class R shares, amounted to $585,309, $389,087, $284,957 and $2,304, respectively.

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, Class D and Class R shares. For the year ended December 31, 2004, such charges amounted to $12,086.

The Distributor has sold its rights to collect any CDSC imposed on redemptions of Class B shares to the Purchasers. In connection with the sale of its rights to collect any CDSC and the distribution fees with respect to Class B shares described above, prior to August 1, 2004, the Distributor receives payments from the Purchasers based on the value of Class B shares sold. The aggregate of such payments and distribution fees retained by the Distributor, for the year ended December 31, 2004, amounted to $12,850.

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund as well as distribution and service fees pursuant to the Plan. For the year ended December 31, 2004, Seligman Services, Inc. received commissions of $816 from the sales of shares of the Fund. Seligman Services, Inc. also received distribution and service fees of $9,403, pursuant to the Plan.

Seligman Data Corp., which is owned by certain associated investment companies, charged the Fund at cost $907,943 for shareholder account services in accordance with a methodology approved by the Series’ directors. Class I shares receive more limited shareholder services than the Fund’s other classes of shares (the “Retail Classes”). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

Costs of Seligman Data Corp. directly attributable to the Retail Classes of the Fund were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

The Series and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Series to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Series’ percentage of the expenses billed by Seligman Data Corp. to all

17

Notes to Financial Statements

Guarantors in the preceding calendar quarter. As of December 31, 2004, the Series’ potential obligation under the Guaranties is $449,600. As of December 31, 2004, no event has occurred which would result in the Series becoming liable to make any payment under a Guaranty. The Fund would bear a portion of any payments made by the Series under the Guaranties. A portion of rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and directors of the Series are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses, and the accumulated balance thereof at December 31, 2004, of $4,745 is included in accrued expenses and other liabilities. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid.

5.

Committed Line of Credit — The Fund is a participant in a joint $425 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The Fund’s borrowings are limited to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. The Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2005, but is renewable annually with the consent of the participating banks. For the year ended December 31, 2004, the Fund did not borrow from the credit facility.

6.

Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

At December 31, 2004, the cost of investments for federal income tax purposes was $186,704,770. The tax basis cost was greater than the cost for financial reporting purposes due to the tax deferral of losses on wash sales in the amount of $24,905.

At December 31, 2004, the tax basis components of accumulated earnings were as follows:

Gross unrealized appreciation of portfolio securities	$53,380,528
Gross unrealized depreciation of portfolio securities	(13,476,691)

Net unrealized appreciation of portfolio securities	39,903,837
Capital loss carryforward	(48,660,731)
Undistributed ordinary income	7,723

Total accumulated losses	$(8,749,171)

18

Notes to Financial Statements

At December 31, 2004, the Fund had a net capital loss carryforward for federal income tax purposes of $48,660,731, which is available for offset against future taxable net capital gains, with $20,234,616 expiring in 2010 and $28,426,115 expiring in 2011. Accordingly, no capital gain distribution is expected to be paid to shareholders of this Fund until net capital gains have been realized in excess of the available capital loss carryforward.

7.	Capital Share Transactions— The Fund has authorized 1,000,000,000 shares of $0.001 par value Capital Stock. Transactions in shares of Capital Stock were as follows:

	Year Ended December 31,

	2004		2003

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	1,211,690	$12,669,306	1,702,600	$14,237,864
Exchanged from associated funds	1,164,395	12,097,284	1,203,250	10,268,582
Converted from Class B**	251,102	2,618,792	—	—
Investment of dividends	16,430	186,479	55,212	531,145

Total	2,643,617	27,571,861	2,961,062	25,037,591

Cost of shares repurchased	(1,894,238)	(19,816,708)	(2,721,917)	(21,902,370)
Exchanged into associated funds	(1,123,873)	(11,384,164)	(742,260)	(6,189,992)

Total	(3,018,111)	(31,200,872)	(3,464,177)	(28,092,362)

Decrease	(374,494)	$(3,629,011)	(503,115)	$(3,054,771)

Class B	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	226,338	$2,292,118	347,357	$2,729,089
Exchanged from associated funds	533,201	5,444,456	484,086	4,043,383
Investment of dividends	—	—	8,062	75,783

Total	759,539	7,736,574	839,505	6,848,255

Cost of shares repurchased	(1,473,423)	(15,048,335)	(1,733,450)	(13,898,283)
Exchanged into associated funds	(179,159)	(1,798,698)	(399,178)	(3,166,948)
Converted to Class A**	(258,359)	(2,618,792)	—	—

Total	(1,910,941)	(19,465,825)	(2,132,628)	(17,065,231)

Decrease	(1,151,402)	$(11,729,251)	(1,293,123)	$(10,216,976)

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	441,673	$4,475,633	315,514	$2,572,905
Exchanged from associated funds	164,657	1,695,609	186,605	1,586,150
Investment of dividends	—	—	5,276	49,543

Total	606,330	6,171,242	507,395	4,208,598

Cost of shares repurchased	(1,123,423)	(11,455,229)	(1,507,203)	(11,813,062)
Exchanged into associated funds	(61,697)	(615,144)	(236,171)	(1,832,734)

Total	(1,185,120)	(12,070,373)	(1,743,374)	(13,645,796)

Decrease	(578,790)	$(5,899,131)	(1,235,979)	$(9,437,198)

See footnotes on page 20.

19

Notes to Financial Statements

	Year Ended December 31,

	2004		2003

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	540,708	$5,476,058	359,069	$2,909,645
Exchanged from associated funds	413,161	4,177,445	296,548	2,416,676
Investment of dividends	—	—	3,708	34,816

Total	953,869	9,653,503	659,325	5,361,137

Cost of shares repurchased	(640,890)	(6,516,747)	(880,481)	(7,065,008)
Exchanged into associated funds	(188,552)	(1,888,015)	(269,835)	(2,151,758)

Total	(829,442)	(8,404,762)	(1,150,316)	(9,216,766)

Increase (decrease)	124,427	$1,248,741	(490,991)	$(3,855,629)

Class I	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	269,544	$2,832,617	270,996	$2,291,491
Investment of dividends	6,604	75,482	7,041	68,158

Total	276,148	2,908,099	278,037	2,359,649

Cost of shares repurchased	(97,321)	(1,039,755)	(49,207)	(406,297)

Increase	178,827	$1,868,344	228,830	$1,953,352

	Year Ended December 31, 2004		April 30, 2003* to December 31, 2003

Class R	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	64,265	$671,222	196	$1,528
Exchanged from associated funds	4,824	54,082	—	—
Investment of dividends	—	—	2	15

Total	69,089	725,304	198	1,543

Cost of shares repurchased	(6,343)	(66,302)	—	—

Increase	62,746	$659,002	198	$1,543

*	Commencement of offering of shares.
**	Automatic conversion of Class B shares to Class A shares approximately eight years after the initial purchase date.

8.

Other Matters— The Manager conducted an extensive internal review in response to developments regarding disruptive or illegal trading practices within the mutual fund industry. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman registered investment companies (“Seligman Funds”). This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002. The Securities and Exchange Commission (the “SEC”), the NASD and the Attorney General of the State of New York also are reviewing these matters.

The Manager also has reviewed its practice of placing some of the Seligman Funds’ orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of Seligman Funds. At the time such orders were placed, this practice was permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage

20

Notes to Financial Statements

commissions than they would otherwise have paid for comparable transactions. The Manager has also responded fully to information requests from the SEC and the NASD relating to the Manager’s use of revenue sharing and fund portfolio brokerage commissions and will continue to provide additional information if, and as, requested.

The results of the Manager’s internal reviews were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, which did not affect Seligman Large-Cap Value Fund, the Manager has made payments to three funds and has agreed to waive a portion of its management fee with respect to another fund. In order to resolve matters with the Independent Directors with regard to portfolio brokerage commissions, in May 2004, the Manager made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares, including $21,530 paid to Seligman Large-Cap Value Fund which has been reported as Payments received from the Manager in the Statement of Operations.

21

Financial Highlights

The tables below are intended to help you understand each Class’s financial performance for the periods presented. Certain information reflects financial results for a single share that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. “Total return” shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your capital gain distributions. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

CLASS A

	Year Ended December 31,

	2004		2003	2002	2001	2000

Per Share Data:

Net Asset Value, Beginning of Year	$10.07		$7.45	$10.86	$12.16	$9.75

Income (Loss) from Investment Operations:

Net investment income	0.06		0.07	0.07	0.06	0.07
Net realized and unrealized gain (loss) on investments	1.52		2.63	(3.42)	(1.26)	2.74

Total from Investment Operations	1.58		2.70	(3.35)	(1.20)	2.81

Less Distributions:

Dividends from net investment income	(0.03)		(0.08)	(0.06)	(0.06)	—
Distributions from net realized capital gains	—		—	—	(0.04)	(0.40)

Total Distributions	(0.03)		(0.08)	(0.06)	(0.10)	(0.40)

Net Asset Value, End of Year	$11.62		$10.07	$7.45	$10.86	$12.16

Total Return	15.69	%øø	36.29%	(30.85)%	(9.85)%	29.09%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$86,128		$78,428	$61,769	$98,317	$76,411
Ratio of expenses to average net assets	1.62%		1.66%	1.61%	1.46%	1.61%
Ratio of net investment income to average net assets	0.54%		0.89%	0.71%	0.59%	0.72%
Portfolio turnover rate	16.73%		19.09%	24.32%	17.57%	45.79%

See footnotes on page 27.

22

Financial Highlights

CLASS B

	Year Ended December 31,

	2004		2003	2002	2001	2000

Per Share Data:

Net Asset Value, Beginning of Year	$9.83		$7.28	$10.60	$11.90	$9.62

Income (Loss) from Investment Operations:

Net investment income (loss)	(0.02)		0.01	(0.01)	(0.02)	—
Net realized and unrealized gain (loss) on investments	1.47		2.55	(3.31)	(1.24)	2.68

Total from Investment Operations	1.45		2.56	(3.32)	(1.26)	2.68

Less Distributions:

Dividends from net investment income	—		(0.01)	—	—	—
Distributions from net realized capital gain	—		—	—	(0.04)	(0.40)

Total Distributions	—		(0.01)	—	(0.04)	(0.40)

Net Asset Value, End of Year	$11.28		$9.83	$7.28	$10.60	$11.90

Total Return	14.75	% øø	35.23%	(31.32)%	(10.58)%	28.13%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$58,347		$62,146	$55,420	$91,576	$67,675
Ratio of expenses to average net assets	2.37%		2.42%	2.39%	2.21%	2.36%
Ratio of net investment income (loss) to average net assets	(0.20)%		0.13%	(0.07)%	(0.16)%	(0.03)%
Portfolio turnover rate	16.73%		19.09%	24.32%	17.57%	45.79%

See footnotes on page 27.

23

Financial Highlights

CLASS C

	Year Ended December 31,

	2004		2003	2002	2001	2000

Per Share Data:

Net Asset Value, Beginning of Year	$9.83		$7.28	$10.60	$11.90	$9.62

Income (Loss) from Investment Operations:

Net investment income (loss)	(0.02)		0.01	(0.01)	(0.02)	—
Net realized and unrealized gain (loss) on investments	1.47		2.55	(3.31)	(1.24)	2.68

Total from Investment Operations	1.45		2.56	(3.32)	(1.26)	2.68

Less Distributions:

Dividends from net investment income	—		(0.01)	—	—	—
Distributions from net realized capital gain	—		—	—	(0.04)	(0.40)

Total Distributions	—		(0.01)	—	(0.04)	(0.40)

Net Asset Value, End of Year	$11.28		$9.83	$7.28	$10.60	$11.90

Total Return	14.75	%øø	35.23%	(31.32)%	(10.58)%	28.13%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$39,117		$39,764	$38,439	$66,951	$36,900
Ratio of expenses to average net assets	2.37%		2.42%	2.39%	2.21%	2.36%
Ratio of net investment income (loss) to average net assets	(0.21)%		0.13%	(0.07)%	(0.16)%	(0.03)%
Portfolio turnover rate	16.73%		19.09%	24.32%	17.57%	45.79%

See footnotes on page 27.

24

Financial Highlights

CLASS D

	Year Ended December 31,

	2004		2003	2002	2001	2000

Per Share Data:

Net Asset Value, Beginning of Year	$9.82		$7.27	$10.59	$11.89	$9.62

Income (Loss) from Investment Operations:

Net investment income (loss)	(0.02)		0.01	(0.01)	(0.02)	—
Net realized and unrealized gain (loss) on investments	1.47		2.55	(3.31)	(1.24)	2.67

Total from Investment Operations	1.45		2.56	(3.32)	(1.26)	2.67

Less Distributions:

Dividends from net investment income	—		(0.01)	—	—	—
Distributions from net realized capital gain	—		—	—	(0.04)	(0.40)

Total Distributions	—		(0.01)	—	(0.04)	(0.40)

Net Asset Value, End of Year	$11.27		$9.82	$7.27	$10.59	$11.89

Total Return	14.77	%øø	35.28%	(31.35)%	(10.59)%	28.02%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$31,797		$26,477	$23,176	$39,392	$31,044
Ratio of expenses to average net assets	2.37%		2.42%	2.39%	2.21%	2.36%
Ratio of net investment income (loss) to average net assets	(0.20)%		0.13%	(0.07)%	(0.16)%	(0.03)%
Portfolio turnover rate	16.73%		19.09%	24.32%	17.57%	45.79%

See footnotes on page 27.

25

Financial Highlights

CLASS I

	Year Ended December 31,				11/30/01* to 12/31/01

	2004		2003	2002

Per Share Data:

Net Asset Value, Beginning of Period	$10.13		$7.47	$10.86	$10.80
Income (Loss) from Investment Operations:

Net investment income	0.12		0.12	0.11	0.01
Net realized and unrealized gain (loss) on investments	1.54		2.64	(3.42)	0.11

Total from Investment Operations	1.66		2.76	(3.31)	0.12

Less Distributions:

Dividends from net investment income	(0.09)		(0.10)	(0.08)	—
Distributions from net realized capital gains	—		—	—	(0.06)

Total Distributions	(0.09)		(0.10)	(0.08)	(0.06)

Net Asset Value, End of Period	$11.70		$10.13	$7.47	$10.86

Total Return	16.37	%øø	37.01%	(30.52)%	1.13%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$10,362		$7,160	$3,568	$118
Ratio of expenses to average net assets	0.99%		1.08%	1.08%	1.04	%†
Ratio of net investment income to average net assets	1.17%		1.46%	1.24%	1.19	%†
Portfolio turnover rate	16.73%		19.09%	24.32%	17.57	%††
Without expense reimbursement:**
Ratio of expenses to average net assets				1.12%	1.76	%†
Ratio of net investment income to average net assets				1.20%	0.48	%†

See footnotes on page 27.

26

Financial Highlights

CLASS R

	Year Ended		4/30/03* to
	12/31/04		12/31/03

Per Share Data:

Net Asset Value, Beginning of Period	$10.08		$7.75
Income (Loss) from Investment Operations:

Net investment income	0.03		0.04
Net realized and unrealized gain on investments	1.51		2.37

Total from Investment Operations	1.54		2.41

Less Distributions:

Dividends from net investment income	—		(0.08)
Distributions from net realized capital gain	—		—

Total Distributions	—		(0.08)

Net Asset Value, End of Period	$11.62		$10.08

Total Return	15.28	%øø	31.15%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$731		$2
Ratio of expenses to average net assets	1.87%		1.85	%†
Ratio of net investment income to average net assets	0.29%		0.66	%†
Portfolio turnover rate	16.73%		19.09	%ø

*	Commencement of offering of shares.
**	The Manager, at its discretion, reimbursed expenses for certain periods presented.
†	Annualized.
††	For the year ended December 31, 2001.
ø	For the year ended December 31, 2003.
øø

Excluding the effect of the payments received from the Manager (Note 8), total return would have been as follows: Class A 15.68%; Class B 14.74%; Class C 14.74%; Class D 14.76%; Class I 16.36%; and Class R 15.27%.

See Notes to Financial Statements.

27

Report of Independent Registered
Public Accounting Firm

The Board of Directors and Shareholders,
Seligman Large-Cap Value Fund of
Seligman Value Fund Series, Inc.:

We have audited the accompanying statement of assets and liabilities of Seligman Large-Cap Value Fund, one of the funds constituting Seligman Value Fund Series, Inc. (the “Fund”), including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the Fund’s custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Seligman Large-Cap Value Fund of Seligman Value Fund Series, Inc. as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
February 23, 2005

28

Required Federal Income Tax
Information (unaudited)

Of ordinary dividends paid to Shareholders during the Fund’s fiscal year ended December 31, 2004, 100% is eligible for the dividends received deduction for corporations.

For the fiscal year ended December 31, 2004, the Fund designates 100% of its dividend distributions as qualified dividend income.

29

Directors and Officers
Information pertaining to the Directors and Officers of Seligman Large-Cap Value Fund is set forth below.

Independent Directors

Name, (Age), Position(s) held with Fundø		Principal Occupation(s) During Past Five Years, Directorships and Other Information

Robert B. Catell (67)[2,3]

Chairman, Chief Executive Officer and Director, KeySpan Corporation (diversified energy, gas and electric company); Director or Trustee of each of the investment companies of the Seligman Group of Funds† (except Seligman Cash Management Fund, Inc.); Director or Trustee, Alberta Northeast Gas, Ltd., Boundary Gas Inc., The Houston Exploration Company (oil and gas exploration, development and production companies); Edison Electric Institute, New York State Energy Research and Development Authority, Independence Community Bank, Business Council of New York State, Inc., New York City Partnership, and the Long Island Association (business and civic organizations).

•	Director: 2003 to Date
•	Oversees 60 Portfolios
in Fund Complex

John R. Galvin (75)[1,3]

Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University; Director or Trustee of each of the investment companies of the Seligman Group of Funds†; and Chairman Emeritus, American Council on Germany. Formerly, Governor of the Center for Creative Leadership; Director, Raytheon Co. (defense and commercial electronics) and USLIFE Corporation (life insurance). From June 1987 to June 1992, Mr. Galvin was the Supreme Allied Commander, Europe and the Commander-in-Chief, United States European Command.

•	Director: 1997 to Date
•	Oversees 61 Portfolios
in Fund Complex

Alice S. Ilchman (69)[2,3]

President Emerita, Sarah Lawrence College; Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, Jeannette K. Watson Summer Fellowship (summer internships for college students); Trustee, Save the Children (non-profit child-assistance organization) and the Committee for Economic Development; Governor, Court of Governors, London School of Economics; and Director, Public Broadcasting Service (PBS). Formerly, Chairman, The Rockefeller Foundation (charitable foundation) and Director, New York Telephone Company.

•	Director: 1997 to Date
•	Oversees 61 Portfolios
in Fund Complex

Frank A. McPherson (71)[2,3]

Retired Chairman of the Board and Chief Executive Officer of Kerr-McGee Corporation (diversified energy and chemical company); Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, ConocoPhillips (integrated international oil corporation), Integris Health (owner of various hospitals), BOK Financial (bank holding company), Oklahoma Chapter of the Nature Conservancy, Oklahoma Medical Research Foundation, Boys and Girls Clubs of Oklahoma, Oklahoma City Public Schools Foundation and Oklahoma Foundation for Excellence in Education. Formerly, Director, Kimberly-Clark Corporation (consumer products) and the Federal Reserve System’s Kansas City Reserve Bank.

•	Director: 1997 to Date
•	Oversees 61 Portfolios
in Fund Complex

See footnotes on page 33.

30

Directors and Officers

Independent Directors

Name, (Age), Position(s) held with Fundø		Principal Occupation(s) During Past Five Years, Directorships and Other Information

John E. Merow (75)[1,3]

Retired Chairman and Senior Partner, Sullivan & Cromwell LLP (law firm); Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, Aleris International, Inc. (aluminum and zinc recycler and aluminum rolled products); Director Emeritus, the Municipal Art Society of New York; Executive Committee Member and Secretary, the U.S. Council for International Business; Trustee and Vice Chairman, New York-Presbyterian Healthcare System, Inc.; Trustee, New York-Presbyterian Hospital; and Member of the American Law Institute and Council on Foreign Relations.

•	Director: 1997 to Date
•	Oversees 61 Portfolios
in Fund Complex

Betsy S. Michel (62)[1,3]

Attorney; Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Trustee, The Geraldine R. Dodge Foundation (charitable foundation). Formerly, Chairman of the Board of Trustees of St. George’s School (Newport, RI) and Trustee, World Learning, Inc. (international educational training).

•	Director: 1997 to Date
•	Oversees 61 Portfolios
in Fund Complex

Leroy C. Richie (63)[1,3]

Chairman and Chief Executive Officer, Q Standards Worldwide, Inc. (library of technical standards); Director or Trustee of each of the investment companies of the Seligman Group of Funds† (except Seligman Cash Management Fund, Inc.); Director, Kerr-McGee Corporation (diversified energy and chemical company) and Infinity, Inc. (oil and gas services and exploration); Director and Chairman, Highland Park Michigan Economic Development Corp. Formerly, Trustee, New York University Law Center Foundation; Vice Chairman, Detroit Medical Center and the Detroit Economic Growth Corp.; Chairman and Chief Executive Officer, Capital Coating Technologies, Inc. (applied coating technologies); and Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation.

•	Director: 2000 to Date
•	Oversees 60 Portfolios
in Fund Complex

Robert L. Shafer (72)[2,3]

Retired Vice President, Pfizer Inc. (pharmaceuticals); Director or Trustee of each of the investment companies of the Seligman Group of Funds† and Ambassador and Permanent Observer of the Sovereign and Military Order of Malta to the United Nations. Formerly, Director, USLIFE Corporation (life insurance).

•	Director: 1997 to Date
•	Oversees 61 Portfolios
in Fund Complex

James N. Whitson (69)[1,3]

Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc. (a diversified holding company); Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, CommScope, Inc. (manufacturer of coaxial cable). Formerly, Director and Consultant, Sammons Enterprises, Inc. and Director, C-SPAN (cable television network).

•	Director: 1997 to Date
•	Oversees 61 Portfolios
in Fund Complex

See footnotes on page 33.

31

Directors and Officers

Interested Directors and Principal Officers

Name, (Age), Position(s) held with Fundø		Principal Occupation(s) During Past Five Years, Directorships and Other Information

William C. Morris (66)*

Chairman, J. & W. Seligman & Co. Incorporated; Chairman of the Board and Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Chairman, Seligman Advisors, Inc., Seligman Services, Inc., and Carbo Ceramics Inc. (manufacturer of ceramic proppants for oil and gas industry); Director, Seligman Data Corp.; and President and Chief Executive Officer, The Metropolitan Opera Association. Formerly, Director, Kerr-McGee Corporation (diversified energy and chemical company) and Chief Executive Officer of each of the investment companies of the Seligman Group of Funds.

•	Director and Chairman
of the Board:
1997 to Date
•	Oversees 61 Portfolios
in Fund Complex

Brian T. Zino (52)*

Director and President, J. & W. Seligman & Co. Incorporated; Chief Executive Officer, President and Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, Seligman Advisors, Inc. and Seligman Services, Inc.; Chairman, Seligman Data Corp.; Member of the Board of Governors of the Investment Company Institute; and Director, ICI Mutual Insurance Company.

•	Director and President:
1997 to Date
•	Chief Executive Officer:
2002 to Date
•	Oversees 61 Portfolios
in Fund Complex

Eleanor T. M. Hoagland (53)

Managing Director and Senior Vice President, Risk Manager, J. & W. Seligman & Co. Incorporated; Vice President and Chief Compliance Officer for each of the investment companies of the Seligman Group of Funds†. Formerly, Managing Director, Partner and Chief Portfolio Strategist, AMT Capital Management from 1994 to 2000.

•	Vice President and Chief
Compliance Officer:
July 2004 to Date

Neil T. Eigen (61)

Managing Director, J. & W. Seligman & Co. Incorporated; Vice President and Co-Portfolio Manager of Seligman Smaller-Cap Value Fund; Vice President of Seligman Portfolios, Inc. and Co-Portfolio Manager of its Large-Cap Value Portfolio and Smaller-Cap Value Portfolio. Formerly, Senior Managing Director, Chief Investment Officer and Director of Equity Investing, Bear Stearns Asset Management.

•	Vice President and
Co-Portfolio Manager:
1997 to Date

Richard S. Rosen (46)

Managing Director, J. & W. Seligman & Co. Incorporated. Vice President and Co-Portfolio Manager of Seligman Smaller-Cap Value Fund; Vice President of Seligman Portfolios, Inc. and Co-Portfolio Manager of its Large-Cap Value Portfolio and Smaller-Cap Value Portfolio. Formerly, Managing Director and Senior Portfolio Manager, Bear Stearns Asset Management.

•	Vice President and
Co-Portfolio Manager:
1997 to Date.

See footnotes on page 33.

32

Directors and Officers

Interested Directors and Principal Officers(continued)

Name, (Age), Position(s) held with Fundø		Principal Occupation(s) During Past Five Years, Directorships and Other Information

Thomas G. Rose (47)

Chief Financial Officer, Senior Vice President, Finance, and Treasurer, J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., and Seligman Data Corp.; Vice President of each of the investment companies of the Seligman Group of Funds†; and of Seligman Services, Inc. and Seligman International, Inc. Formerly, Treasurer of the investment companies of the Seligman Group of Funds and Seligman Data Corp.

•	Vice President:
2000 to Date

Lawrence P. Vogel (48)

Senior Vice President and Treasurer, Investment Companies, J. & W. Seligman & Co. Incorporated; Vice President and Treasurer of each of the investment companies of the Seligman Group of Funds†; and Treasurer, Seligman Data Corp. Formerly, Senior Vice President, Finance, J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., Seligman International, Inc. and Seligman Data Corp.; Vice President, Seligman Services, Inc. and Treasurer, Seligman International, Inc.

•	Vice President:
1997 to Date
•	Treasurer: 2000 to Date

Frank J. Nasta (40)

Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds†, and Corporate Secretary, Seligman Advisors, Inc., Seligman Services, Inc., Seligman International, Inc. and Seligman Data Corp. Formerly, Senior Vice President, Law and Regulation Department, J. & W. Seligman & Co. Incorporated.

•	Secretary: 1997 to Date

The Fund’s Statement of Additional Information (SAI) includes additional information about Fund directors and is available, without charge, upon request. You may call toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US to request a copy of the SAI, to request other information about the Fund, or to make shareholder inquiries.

ø

The address for each of the directors and officers is 100 Park Avenue, 8th floor, New York, NY 10017. Each Director serves for an indefinite term, until the election and qualification of a successor or until his or her earlier death, resignation or removal. Each officer is elected annually by the Board of Directors.

†	The Seligman Group of Funds consists of 23 registered investment companies.

*

Mr. Morris and Mr. Zino are considered “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended, by virtue of their positions with J. & W. Seligman & Co. Incorporated and its affiliates.

Member:	1 Audit Committee
2 Director Nominating Committee
3 Board Operations Committee

33

Seligman
141 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 141 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, one of the nation’s largest diversified publicly-traded closed-end equity investment companies — Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

To The Shareholders

Your annual shareholder report for Seligman Smaller-Cap Value Fund follows this letter. This report contains an interview with your Fund’s Portfolio Managers, investment results, and audited financial statements, including a portfolio of investments.

For the year ended December 31, 2004, the Fund posted a total return of 20.58% based on the net asset value of Class A shares. During the same time period, the Fund’s peers, as measured by the Lipper Small-Cap Value Funds Average, returned 20.86%, and the Russell 2000 Value Index returned 22.25%.

Effective January 1, 2005, the name of the Fund was changed to “Seligman Smaller-Cap Value Fund.” In addition, as of such date, 80% of the Fund’s net assets are invested in value companies with market capitalizations of $3 billion or less (as opposed to the previous limit of up to $2 billion). These changes were approved by the Board of Directors of the Fund at its meeting held on September 16, 2004.

Thank you for your continued support of Seligman Smaller-Cap Value Fund. We look forward to serving your investment needs for many years to come. By Order of the Board of Directors,

William C. Morris Chairman

Brian T. Zino President

February 18, 2005

Manager J. & W. Seligman & Co. Incorporated 100 Park Avenue New York, NY 10017	Shareholder Service Agent Seligman Data Corp. 100 Park Avenue New York, NY 10017	General Distributor Seligman Advisors, Inc. 100 Park Avenue New York, NY 10017

Independent Registered Public Accounting Firm Deloitte & Touche LLP	General Counsel Sullivan & Cromwell LLP

1

Interview With Your Portfolio Managers
Neil T. Eigen and Richard S. Rosen

Q:	How did Seligman Smaller-Cap Value Fund perform during the year ended December 31, 2004?

A:

For the year ended December 31, 2004, Seligman Smaller-Cap Value Fund delivered a total return of 20.58% based on the net asset value of Class A shares. During the same time period, the Fund’s peer group, as measured by the Lipper Small-Cap Value Funds Average, returned 20.86%, and the Russell 2000 Value Index returned 22.25%.

Q:	What market conditions and events materially affected the Fund’s performance during the period?

A:

2004 will be remembered as the sixth straight year of outperformance for small-capitalization stocks as compared to their large-cap brethren. 2004 was also the fourth year in the last five in which value stocks outperformed growth stocks within the small-cap arena. In short, it has been an extremely favorable environment for small-cap value investors. There are several reasons behind this. Small companies historically have grown their earnings at a faster rate than larger companies. Even more important, however, is the fact that the Federal Reserve Board’s continued stimulative monetary policy has fostered an environment supporting reasonable economic growth and low interest rates, both of which are extremely important in driving positive investor sentiment. Further, with the passage of each additional quarter of better-than-average returns, small-cap stocks have attracted the interest of a wider audience, notably those investors and pension plan trustees that are typically more conservative in nature.

Q:	What investment strategies or techniques materially affected the Fund’s performance during the period?

A:

The Fund’s largest sector weightings were in the industrials, materials, and consumer discretionary sectors. Both the industrials and materials sectors outperformed on a relative basis during the year, boosting the Fund’s absolute investment results. Relative to the Russell Index, the Fund’s results were aided by our overweighting in the materials sector, as well as good stock selection here (the Fund’s chemical companies performed especially well). Good stock selection in the industrials sector also positively impacted relative returns. The Fund’s consumer discretionary holdings underperformed those of the Russell Index, detracting modestly from relative performance. The information technology sector was the largest drag on the Fund’s relative performance; the Fund was overweighted here and was hurt by stock selection.

Our strategy for managing the Fund’s portfolio was to emphasize companies with the ability to deliver earnings growth and positive earnings surprises, as well as those companies that have the cash flow to supplement this growth by returning excess cash to shareholders in whatever manner they determine to be prudent, i.e., acquisition, share buybacks, or dividends. The Fund’s investments have been focused in the areas of the economy most able to take advantage of trends such as the falling US dollar, increased capital expenditures, rising commodity prices, and the return of pricing power. We de-emphasized those companies most dependent on consumer spending; we believe that rising energy and

2

Interview With Your Portfolio Managers
Neil T. Eigen and Richard S. Rosen

health care costs, coupled with tepid job and income growth, will not provide an easy environment for consumers and will not provide for many upside surprises. Consumers’ balance sheets improved in 2004, driven by a strong increase in home values. Additionally, in recognition of the stronger results for small-cap stocks in general and the stock market’s appetite for risk, we have allowed the average market capitalization of the portfolio to increase, providing a bit more investment flexibility and liquidity.

Returns in the Fund’s portfolio were driven by a focus on later-cycle industrial and materials stocks that have been able to take advantage of improving pricing power and capital spending budgets. These stocks experienced significant price appreciation in 2004. Many of these stocks benefited from improved pricing power in many industries, including coal, brass, soybeans, ethylene, specialty chemicals, trucking services and international logistics.

One of the Fund’s largest holdings was a household durables company whose stock price has risen sharply since we acquired it.

We felt that this company has competed exceptionally well with its German peers in establishing a large and profitable niche in a growing list of automobile platforms in the world.

The views and opinions expressed are those of the Portfolio Manager(s), are provided for general information only, and do not constitute specific tax, legal, or investment advice to, or recommendations for, any person. There can be no guarantee as to the accuracy of market forecasts. Opinions, estimates, and forecasts may be changed without notice.

A Team Approach

Seligman Smaller-Cap Value Fund is managed by the Seligman Value Team, headed by Neil T. Eigen, who has over 30 years of experience as a value investor. Mr. Eigen and Richard S. Rosen, the Fund’s Co-Portfolio Manager, are assisted by Jennifer Haberkom (assistant trader), David Levy (head trader), and Kari Montanus. The Team is responsible for identifying reasonably valued smaller-capitalization companies with the potential for high returns on equity.

3

Performance Overview

This section of the Annual Report is intended to help you understand the performance of Seligman Smaller-Cap Value Fund and to provide a summary of the Fund’s portfolio characteristics.

Performance data quoted in this Annual Report represents past performance and does not guarantee future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Fund as of the most recent month-end will be made available at www.seligman.com1 by the seventh business day following that month-end. Calculations assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares. With respect to Class I shares, J. & W. Seligman & Co. Incorporated (the “Manager”) reimbursed certain expenses for the fiscal years ended December 31, 2001 and December 31, 2002. Absent such reimbursement, total returns that include that period would be lower.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase, declining to 1% in the sixth year and 0% thereafter. Return from inception for Class B shares reflects automatic conversion to Class A shares approximately eight years after inception date. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC, charged on redemptions made within 18 months of purchase. Returns for Class D and Class R shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Returns for Class I shares are calculated without any sales charges.

The chart on page 5 compares a $10,000 hypothetical investment made in Class A shares, with and without the initial 4.75% maximum sales charge, Class B shares, without the 5% CDSC, and in Class D shares, without the 1% CDSC, to a $10,000 investment made in Russell 2000 Value Index, since the Fund’s commencement of operations through December 31, 2004. The performance of Class C, Class I, and Class R shares, which commenced on later dates, and of Class A, Class B, and Class D shares for other periods, with and without applicable sales charges and CDSCs, is not shown in this chart but is included in the total returns table that follows the chart. The performance of Class C, Class I, and Class R shares will differ from the performance shown for Class A, Class B, and Class D shares, based on the differences in sales charges and fees paid by shareholders. The Russell 2000 Value Index excludes the effect of taxes, fees and sales charges.

The stocks of smaller companies may be subject to above-average price fluctuations. An investment in the Fund is subject to certain risks, including the possible loss of principal.

[1]  The reference to Seligman’s website is an inactive textual reference and information contained in or otherwise accessible through Seligman’s website does not form a part of this report or the Fund’s prospectus.

4

Performance Overview

Investment Results Total Returns
For Periods Ended December 31, 2004

			Average Annual

	Six Months*	One Year	Five Years	Class A, B, and D Since Inception 4/25/97		Class C Since Inception 5/27/99	Class I Since Inception 11/30/01	Class R Since Inception 4/30/03

Class A

With Sales Charge	6.24%	14.88%	15.75%	11.57%		n/a	n/a	n/a
Without Sales Charge	11.54	20.58	16.87	12.28		n/a	n/a	n/a
Class B

With CDSC†	6.13	14.61	15.78	n/a		n/a	n/a	n/a
Without CDSC	11.13	19.61	16.01	11.47		n/a	n/a	n/a
Class C

With Sales Charge and CDSC††	9.01	17.40	15.77	n/a		13.20%	n/a	n/a
Without Sales Charge and CDSC	11.13	19.61	16.01	n/a		13.40	n/a	n/a
Class D

With 1% CDSC	10.13	18.61	n/a	n/a		n/a	n/a	n/a
Without CDSC	11.13	19.61	16.01	11.47		n/a	n/a	n/a
Class I	11.88	21.23	n/a	n/a		n/a	16.76%	n/a

Class R

With 1% CDSC	10.43	19.15	n/a	n/a		n/a	n/a	n/a
Without CDSC	11.43	20.15	n/a	n/a		n/a	n/a	36.04%
Lipper Small-Cap Core Funds Average**	10.50	18.34	10.33	11.90	ø	12.16	13.71	34.93

Lipper Small-Cap Value Funds Average**	11.87	20.86	16.22	13.14	ø	14.63	17.29	36.52

Russell 2000 Value Index**	13.37	22.25	17.21	13.81		14.80	18.25	38.14

See footnotes on page 6.

5

Performance Overview

Net Asset Value Per Share

	Class A	Class B	Class C	Class D	Class I	Class R

12/31/04	$16.78	$15.84	$15.84	$15.84	$17.09	$16.73
6/30/04	15.46	14.67	14.67	14.67	15.69	15.43
12/31/03	14.30	13.63	13.63	13.63	14.48	14.31

*	Returns for periods of less than one year are not annualized.
**

The Lipper Small-Cap Core Funds Average, the Lipper Small-Cap Value Funds Average and the Russell 2000 Value Index are unmanaged benchmarks that assume investment of all distributions and exclude the effect of taxes and sales charges. The Russell 2000 Value Index also excludes the effect of fees. The Lipper Small-Cap Core Funds Average and the Lipper Small-Cap Value Funds Average measure the performance of mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($3.4 billion as of December 31, 2004). Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. Small-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. The Russell 2000 Value Index measures the performance of those Russell 2000 companies (small-cap value segment of the US equity universe) with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an average or an index.

†	The CDSC is 5% for periods of one year or less and 2% for the five-year period.
††	The CDSC is 1% for periods of 18 months or less.
ø	From April 24, 1997.

6

Portfolio Overview

Diversification of Net Assets December 31, 2004

				Percent of Net Assets December 31,

	Issues	Cost	Value	2004	2003

Common Stocks:

Aerospace and Defense	1	$3,824,576	$7,802,700	2.1	1.9
Air Freight and Logistics	—	—	—	—	1.6
Airlines	1	8,562,174	8,801,000	2.3	1.6
Beverages	1	2,986,489	7,906,700	2.1	2.0
Biotechnology	3	20,328,815	15,561,798	4.1	6.0
Chemicals	6	35,015,179	57,053,500	15.2	11.2
Commercial Services and Supplies	4	22,723,892	38,888,789	10.3	7.3
Communications Equipment	1	6,940,474	7,200,831	1.9	1.8
Computers and Peripherals	1	6,938,585	7,889,077	2.1	—
Containers and Packaging	1	4,487,893	5,979,200	1.6	2.1
Electrical Equipment	1	4,610,464	5,493,050	1.5	—
Electronic Equipment and Instruments	1	3,271,888	10,231,550	2.7	2.9
Energy Equipment and Services	2	11,212,866	17,554,600	4.7	4.3
Food Products	1	3,195,506	8,551,500	2.3	3.4
Health Care Equipment and Supplies	—	—	—	—	1.6
Health Care Providers and Services	3	16,692,402	25,763,500	6.8	8.3
Hotels, Restaurants and Leisure	1	8,401,538	7,824,000	2.1	—
Household Durables	1	1,178,734	11,430,000	3.0	4.8
Insurance	3	14,039,244	19,935,450	5.3	3.6
IT Services	1	10,033,173	7,726,500	2.1	—
Machinery	3	19,472,059	22,425,755	6.0	5.8
Media	1	6,090,099	4,960,800	1.3	1.7
Metals and Mining	1	3,991,998	9,709,200	2.6	1.9
Multi-Line Retail	1	4,130,293	6,519,375	1.7	2.2
Paper and Forest Products	1	5,538,584	4,836,700	1.3	2.0
Pharmaceuticals	1	3,495,566	7,291,350	1.9	2.5
Road and Rail	1	2,575,709	7,625,350	2.0	—
Semiconductors and Semiconductor
Equipment	2	11,245,454	12,992,500	3.5	5.0
Software	2	10,359,970	7,932,300	2.1	1.6
Specialty Retail	1	7,911,160	8,214,750	2.2	7.2
Thrifts and Mortgage Finance	2	7,591,228	10,952,000	2.9	3.3
	49	266,846,012	375,053,825	99.7	97.6
Short-Term Holding and Other Assets Less Liabilities	1	1,106,071	1,106,071	0.3	2.4

Net Assets	50	$267,952,083	$376,159,896	100.0	100.0

7

Portfolio Overview

Largest Industries
December 31, 2004

Largest Portfolio Changes
During Past Six Months

Largest Purchases	Largest Sales

Credence Systems*	American Eagle Outfitters**
Finish Line*	Urban Outfitters**
Hercules*	Furniture Brands International**
Waste Connections*	Navistar International**
EnerSys*	Agere Systems (Class A)**
Carreker	Harman International Industries
Enzon Pharmaceuticals	The Wet Seal (Class A)**
Ruby Tuesday	NOVA Chemicals
Extreme Networks	Peabody Energy
Andrx	Pharmacopeia Drug Discovery

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

Largest Portfolio Holdings December 31, 2004

Security	Value	Percent of Net Assets

Lyondell Chemical	$14,098,500	3.7
Crompton	11,800,000	3.1
Brink’s	11,675,789	3.1
Harman International Industries	11,430,000	3.0
NOVA Chemicals	10,406,000	2.8
Korn/Ferry International	10,375,000	2.8
Trimble Navigation	10,231,550	2.7
Sotheby’s Holdings (Class A)	9,988,000	2.7
Peabody Energy	9,709,200	2.6
Stewart & Stevenson Services	9,508,100	2.5

8

Understanding and Comparing
Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing expenses, such as management fees, distribution and/or service (12b-1) fees, and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of July 1, 2004 and held for the entire six-month period ended December 31, 2004.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the Fund’s share class that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratios of each class and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical

	Beginning Account Value 7/1/04	Annualized Expense Ratio*	Ending Account Value 12/31/04	Expenses Paid During Period** 7/1/04 to 12/31/04	Ending Account Value 12/31/04	Expenses Paid During Period** 7/1/04 to 12/31/04

Class A	$1,000.00	1.75%	$1,115.40	$9.28	$1,016.34	$8.84
Class B	1,000.00	2.50%	1,111.30	13.24	1,012.56	12.62
Class C	1,000.00	2.50%	1,111.30	13.23	1,012.57	12.61
Class D	1,000.00	2.50%	1,111.30	13.22	1,012.58	12.61
Class I	1,000.00	1.17%	1,118.80	6.20	1,019.26	5.91
Class R	1,000.00	2.00%	1,114.30	10.61	1,015.08	10.11

*

Expenses of Class B, Class C, Class D, Class I and Class R shares differ from the expenses of Class A shares due to the differences in 12b-1 fees and other class-specific expenses paid by each share class. See the Fund’s prospectus for a description of each share class and its expenses and sales charges.

**

Expenses are equal to the annualized expense ratio based on actual expenses for the period July 1, 2004 to December 31, 2004, multiplied by the average account value over the period, multiplied by 184/366 (number of days in the period).

9

Portfolio of Investments
December 31, 2004

	Shares	Value
Common Stocks 99.7%

Aerospace and Defense 2.1%

Cubic	310,000	$7,802,700

Airlines 2.3%

Continental Airlines*	650,000	8,801,000

Beverages 2.1%

Constellation Brands (Class B)*	170,000	7,906,700

Biotechnology 4.1%

Enzon Pharmaceuticals*	500,000	6,857,500
Pharmacopeia Drug Discovery*	109,050	648,848
Protein Design Labs*	390,000	8,055,450

		15,561,798

Chemicals 15.2%

Cabot	150,000	5,802,000
Crompton	1,000,000	11,800,000
Hercules*	490,000	7,276,500
Lyondell Chemical	487,500	14,098,500
Minerals Technologies	115,000	7,670,500
NOVA Chemicals	220,000	10,406,000

		57,053,500

Commercial Services and Supplies 10.3%

Brink’s	295,440	11,675,789
Korn/Ferry International	500,000	10,375,000
Sotheby’s Holdings (Class A)*	550,000	9,988,000
Waste Connections*	200,000	6,850,000

		38,888,789

Communications Equipment 1.9%

Extreme Networks*	1,098,525	7,200,831

Computers and Peripherals 2.1%

Brocade Communications Systems*	1,037,354	7,889,077

Containers and Packaging 1.6%

Smurfit-Stone Container*	320,000	5,979,200

Electrical Equipment 1.5%

EnerSys	360,200	5,493,050

Electronic Equipment and Instruments 2.7%

Trimble Navigation*	310,000	10,231,550

See footnotes on page 12.

10

Portfolio of Investments
December 31, 2004

	Shares	Value
Energy Equipment and Services 4.7%

Hanover Compressor*	600,000	$8,478,000
Universal Compression Holdings*	260,000	9,076,600

		17,554,600

Food Products 2.3%

Bunge	150,000	8,551,500

Health Care Providers and Services 6.8%

Andrx*	400,000	8,726,000
Apria Healthcare Group*	250,000	8,237,500
Select Medical	500,000	8,800,000

		25,763,500

Hotels, Restaurants and Leisure 2.1%

Ruby Tuesday	300,000	7,824,000

Household Durables 3.0%

Harman International Industries	90,000	11,430,000

Insurance 5.3%

Allmerica Financial*	250,000	8,207,500
Montpelier Re Holdings	121,000	4,652,450
W.R. Berkley	150,000	7,075,500

		19,935,450

IT Services 2.1%

Carreker*	900,000	7,726,500

Machinery 6.0%

Mueller Industries	190,000	6,118,000
Stewart & Stevenson Services	470,000	9,508,100
Terex*	142,700	6,799,655

		22,425,755

Media 1.3%

Cadmus Communications	390,000	4,960,800

Metals and Mining 2.6%

Peabody Energy	120,000	9,709,200

Multi-Line Retail 1.7%

Fred’s	375,000	6,519,375

Paper and Forest Products 1.3%

Bowater	110,000	4,836,700

Pharmaceuticals 1.9%

Eon Labs*	270,000	7,291,350

See footnotes on page 12.

11

Portfolio of Investments
December 31, 2004

	Shares or Principal Amount		Value
Road and Rail 2.0%

J.B Hunt Transport Services	170,000	shs.	$7,625,350

Semiconductors and Semiconductor Equipment 3.5%

Credence Systems*	750,000		6,866,250
Skyworks Solutions	650,000		6,126,250

			12,992,500

Software 2.1%

Accelrys	370,000		2,891,550
Mentor Graphics	330,000		5,040,750

			7,932,300

Specialty Retail 2.2%

Finish Line (Class A)	450,000		8,214,750

Thrifts and Mortgage Finance 2.9%

Commercial Federal	200,000		5,942,000
The PMI Group	120,000		5,010,000

			10,952,000

Total Common Stocks (Cost $266,846,012)			375,053,825

Repurchase Agreement 0.4%

State Street Bank & Trust 1.4%, dated 12/31/04, maturing 1/3/05, in the amount of $1,576,184, collateralized by: $1,635,000 US Treasury Notes 2.625%, 11/15/06, with a fair market value of $1,626,825 (Cost $1,576,000)	$1,576,000		1,576,000

Total Investments (Cost $268,422,012) 100.1%			376,629,825

Other Assets Less Liabilities (0.1)%			(469,929)

Net Assets 100.0%			$376,159,896

* Non-income producing security.
See Notes to Financial Statements.

12

Statement of Assets and Liabilities
December 31, 2004

Assets:

Investments, at value:
Common stocks (cost $266,846,012)	$375,053,825
Repurchase agreement (cost $1,576,000)	1,576,000
Total investments (cost $268,422,012)	376,629,825
Receivable for Capital Stock sold	1,592,547
Receivable for dividends and interest	106,101
Expenses prepaid to shareholder servicing agent	86,469
Prepaid registration fees	49,381
Other	9,475

Total Assets	378,473,798

Liabilities:

Payable for Capital Stock repurchased	1,646,368
Management fee payable	309,845
Distribution and service fees payable	198,770
Bank overdraft	56,423
Accrued expenses and other	102,496

Total Liabilities	2,313,902

Net Assets	$376,159,896

Composition of Net Assets:

Capital Stock, at par ($0.001 par value; 1,000,000,000 shares authorized; 23,109,899 shares outstanding):
Class A	$9,965
Class B	5,810
Class C	2,789
Class D	3,907
Class I	525
Class R	114
Additional paid-in-capital	266,515,443
Accumulated net investment loss	(4,677)
Accumulated net realized gain	1,418,207
Net unrealized appreciation of investments	108,207,813

Net Assets	$376,159,896

Net Asset Value per Share:

Class A ($167,173,018 ÷ 9,964,569 shares)	$16.78
Class B ($92,033,896 ÷ 5,810,396 shares)	$15.84
Class C ($44,184,875 ÷ 2,788,904 shares)	$15.84
Class D ($61,888,643 ÷ 3,906,900 shares)	$15.84
Class I ($8,976,342 ÷ 525,393 shares)	$17.09
Class R ($1,903,122 ÷ 113,737 shares)	$16.73

See Notes to Financial Statements.

13

Statement of Operations
For the Year Ended December 31, 2004

Investment Income:

Dividends (net of foreign tax withheld of $10,999)	$4,026,717
Interest	59,567

Total Investment Income	4,086,284

Expenses:

Management fees	3,128,278
Distribution and service fees	2,048,408
Shareholder account services	1,171,742
Registration	84,254
Custody and related services	80,310
Shareholder reports and communications	68,439
Auditing and legal fees	65,841
Directors’ fees and expenses	14,269
Miscellaneous	41,417

Total Expenses	6,702,958

Net Investment Loss	(2,616,674)

Net Realized and Unrealized Gain on Investments:

Net realized gain on investments	17,226,615
Payments received from the Manager (Note 8)	24,662
Net change in unrealized appreciation of investments	45,538,264

Net Gain on Investments	62,789,541

Increase in Net Assets from Operations	$60,172,867

See Notes to Financial Statements.

14

Statements of Changes in Net Assets

	Year Ended December 31,

	2004	2003

Operations:

Net investment loss	$(2,616,674)	$(3,363,256)
Net realized gain on investments	17,226,615	5,752,817
Payments received from the Manager	24,662	—
Net change in unrealized appreciation/depreciation of investments	45,538,264	83,126,812

Increase in Net Assets From Operations	60,172,867	85,516,373

Distributions to Shareholders:

Net realized long-term gain on investments:
Class A	(3,989,508)	—
Class B	(2,487,534)	—
Class C	(1,156,502)	—
Class D	(1,585,228)	—
Class I	(219,661)	—
Class R	(31,257)	—

Decrease in Net Assets From Distributions	(9,469,690)	—

Capital Share Transactions:

Net proceeds from sales of shares	97,690,509	47,849,222
Exchanged from associated funds	22,603,927	24,435,800
Value of shares issued in payment of gain distribution	8,516,052	—

Total	128,810,488	72,285,022

Cost of shares repurchased	(73,256,058)	(44,891,271)
Exchanged into associated funds	(14,906,575)	(15,764,450)

Total	(88,162,633)	(60,655,721)

Increase in Net Assets from Capital Share Transactions	40,647,855	11,629,301

Increase in Net Assets	91,351,032	97,145,674

Net Assets:

Beginning of year	284,808,864	187,663,190

End of Year (net of accumulated net investment loss of $4,677 and $4,143, respectively)	$376,159,896	$284,808,864

See Notes to Financial Statements.

15

Notes to Financial Statements

1.

Multiple Classes of Shares — Seligman Smaller-Cap Value Fund (formerly Seligman Small-Cap Value Fund) (the “Fund”), a series of Seligman Value Fund Series, Inc. (the “Series”), offers the following six classes of shares:

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares during the month that precedes the eighth anniversary of their date of purchase. If Class B shares of the Fund are exchanged for Class B shares of another Seligman registered investment company, the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C shares are sold primarily with an initial sales charge of up to 1% and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Effective November 25, 2003, Class C shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Class I shares are offered to certain institutional clients. Class I shares are sold without any sales charges and are not subject to distribution and service fees.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its own class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.

Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. The following summarizes the significant accounting policies of the Fund.

a.

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value

16

Notes to Financial Statements

determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

b.

Federal Taxes — There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c.

Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Dividends receivable are recorded on ex-dividend dates, except that certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Fund is informed of the dividend. Interest income is recorded on an accrual basis.

d.

Repurchase Agreements — The Fund may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by the Manager. Securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Procedures have been established to monitor, on a daily basis, the market value of repurchase agreements’ underlying securities to ensure the existence of the proper level of collateral.

e.

Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the year ended December 31, 2004, distribution and service fees, shareholder account services and registration expenses were class-specific expenses.

	f.	Distributions to Shareholders — Dividends and distributions to shareholders are recorded on ex-dividend dates.

For the year ended December 31, 2004, the Fund repurchased 5,977,460 shares from shareholders aggregating $88,162,633 of which approximately $785,000 represents capital gain distributions. This information is provided for federal tax purposes only.

3.

Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the year ended December 31, 2004, amounted to $136,174,473 and $101,881,415, respectively.

4.

Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 1.00% per annum of the Fund’s average daily net assets.

Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Fund’s shares and an affiliate of the Manager, received concessions of $37,195 from sales of Class A shares. Commissions of $293,398 and $63,886 were paid to dealers for sales of Class A and Class C shares, respectively.

17

Notes to Financial Statements

The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable monthly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the year ended December 31, 2004, fees incurred under the Plan aggregated $332,915, or 0.25% per annum of the average daily net assets of Class A shares.

Under the Plan, with respect to Class B shares, Class C shares, Class D shares, and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, Class D, and Class R shares for which the organizations are responsible; and, for Class C and Class D shares, fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Fund to the Distributor; however, the Distributor has sold its rights to this fee with respect to a substantial portion of Class B shares to third parties (the “Purchasers”), which provide funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares.

For the year ended December 31, 2004, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B, Class C, Class D shares, and 0.50% per annum of the average daily net assets of Class R shares, amounted to $854,521, $366,838, $491,432 and $2,702, respectively.

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, Class D and Class R shares. For the year ended December 31, 2004, such charges amounted to $22,403.

The Distributor has sold its rights to collect any CDSC imposed on redemptions of Class B shares to the Purchasers. In connection with the sale of its rights to collect any CDSC and the distribution fees with respect to Class B shares described above, prior to August 1, 2004 the Distributor received payments from the Purchasers based on the value of Class B shares sold. The aggregate of such payments and distribution fees retained by the Distributor, for the year ended December 31, 2004, amounted to $23,131.

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund as well as distribution and service fees pursuant to the Plan. For the year ended December 31, 2004, Seligman Services, Inc. received commissions of $2,091 from the sales of shares of the Fund. Seligman Services, Inc. also received distribution and service fees of $15,047, pursuant to the Plan.

Seligman Data Corp., which is owned by certain associated investment companies, charged the Fund at cost $1,171,742 for shareholder account services in accordance with a methodology approved by the Series’ directors. Class I shares receive more limited shareholder services than the Fund’s other classes of shares (the “Retail Classes”). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

Costs of Seligman Data Corp. directly attributable to the Retail Classes of the Fund were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman

18

Notes to Financial Statements

Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes, and number of shareholder accounts.

The Series and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Series to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Series’ percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of December 31, 2004, the Series’ potential obligation under the Guaranties is $449,600. As of December 31, 2004, no event has occurred which would result in the Series becoming liable to make any payment under a Guaranty. The Fund would bear a portion of any payments made by the Series under the Guaranties. A portion of rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and directors of the Series are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses, and the accumulated balance thereof at December 31, 2004, of $4,677 is included in accrued expenses and other liabilities. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid.

5.

Committed Line of Credit — The Fund is a participant in a joint $425 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The Fund’s borrowings are limited to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. The Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2005, but is renewable annually with the consent of the participating banks.

During the year ended December 31, 2004, the Fund periodically borrowed from the credit facility. The average outstanding daily balance of bank loans (based on the number of days the loans were outstanding during the period) was $1,552,941, with a weighted average interest rate of 1.55%. The maximum borrowing outstanding during the period was $3,300,000. As of December 31, 2004, there were no outstanding balances.

6.

Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

19

Notes to Financial Statements

At December 31, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

At December 31, 2004, the tax basis components of accumulated earnings were as follows:

Gross unrealized appreciation of portfolio securities	$127,436,871
Gross unrealized depreciation of portfolio securities	(19,229,058)
Net unrealized appreciation of portfolio securities	108,207,813

Undistributed net realized gain	1,418,207
Undistributed ordinary income	—

Total accumulated earnings	$109,626,020

The tax characterization of distributions paid was as follows:

	Year Ended December 31,

	2004	2003

Long-term capital gain	$9,469,690	—

7.	Capital Share Transactions— The Fund has authorized 1,000,000,000 shares of $0.001 par value Capital Stock. Transactions in shares of Capital Stock were as follows:

	Year Ended December 31,

	2004		2003

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	4,072,051	$61,896,565	2,628,072	$32,091,004
Exchanged from associated funds	622,768	9,566,038	1,046,683	11,736,350
Converted from Class B**	242,703	3,651,313	—	—
Shares issued in payment of gain distribution	226,088	3,560,887	—	—

Total	5,163,610	78,674,803	3,674,755	43,827,354

Cost of shares repurchased	(2,835,736)	(42,875,710)	(1,859,811)	(20,767,771)
Exchanged into associated funds	(558,903)	(8,370,720)	(712,928)	(7,026,951)

Total	(3,394,639)	(51,246,430)	(2,572,739)	(27,794,722)

Increase	1,768,971	$27,428,373	1,102,016	$16,032,632

Class B	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	347,471	$4,986,481	330,447	$3,655,047
Exchanged from associated funds	491,928	7,073,628	640,519	7,270,407
Shares issued in payment of gain distribution	150,621	2,242,738	—	—

Total	990,020	14,302,847	970,966	10,925,454

Cost of shares repurchased	(1,053,804)	(15,049,823)	(1,153,273)	(12,086,983)
Exchanged into associated funds	(212,474)	(3,006,754)	(562,630)	(5,359,740)
Converted to Class A**	(255,976)	(3,651,313)	—	—

Total	(1,522,254)	(21,707,890)	(1,715,903)	(17,446,723)

Decrease	(532,234)	$(7,405,043)	(744,937)	$(6,521,269)

See footnotes on page 21.

20

Notes to Financial Statements

	Year Ended December 31,

	2004		2003

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	817,368	$11,721,877	518,406	$6,065,744
Exchanged from associated funds	166,888	2,446,375	196,290	2,201,340
Shares issued in payment of gain distribution	67,062	998,562	—	—

Total	1,051,318	15,166,814	714,696	8,267,084

Cost of shares repurchased	(458,613)	(6,594,649)	(450,314)	(4,657,798)
Exchanged into associated funds	(139,396)	(1,950,485)	(133,124)	(1,295,497)

Total	(598,009)	(8,545,134)	(583,438)	(5,953,295)

Increase	453,309	$6,621,680	131,258	$2,313,789

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	1,068,030	$15,323,458	390,771	$4,349,077
Exchanged from associated funds	240,419	3,467,940	288,260	3,227,703
Shares issued in payment of gain distribution	98,433	1,465,665	—	—

Total	1,406,882	20,257,063	679,031	7,576,780

Cost of shares repurchased	(525,863)	(7,510,743)	(624,730)	(6,585,179)
Exchanged into associated funds	(112,259)	(1,578,616)	(207,765)	(2,082,262)

Total	(638,122)	(9,089,359)	(832,495)	(8,667,441)

Increase (decrease)	768,760	$11,167,704	(153,464)	$(1,090,661)

Class I	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	131,139	$1,989,729	145,320	$1,686,850
Shares issued in payment of gain distribution	13,703	219,661	—	—

Total	144,842	2,209,390	145,320	1,686,850

Cost of shares repurchased	(74,264)	(1,130,041)	(64,750)	(793,540)

Increase	70,578	$1,079,349	80,570	$893,310

	Year Ended December 31, 2004		April 30, 2003 to December 31, 2003

Class R	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	114,817	$1,772,399	146	$1,500
Exchanged from associated funds	3,106	49,946	—	—
Shares issued in payment of gain distribution	1,816	28,539	—	—

Total	119,739	1,850,884	146	1,500

Cost of shares repurchased	(6,148)	(95,092)	—	—

Increase	113,591	$1,755,792	146	$1,500

*	Commencement of offering of shares.
**	Automatic conversion of Class B shares to Class A shares approximately eight years after the initial purchase date.

8.

Other Matters — The Manager conducted an extensive internal review in response to developments regarding disruptive or illegal trading practices within the mutual fund industry. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman registered investment companies (“Seligman Funds”). This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002. The Securities and Exchange

21

Notes to Financial Statements

Commission (the “SEC”), the NASD and the Attorney General of the State of New York also are reviewing these matters.

The Manager also has reviewed its practice of placing some of the Seligman Funds’ orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of Seligman Funds. At the time such orders were placed, this practice was permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions than they would otherwise have paid for comparable transactions. The Manager has also responded fully to information requests from the SEC and the NASD relating to the Manager’s use of revenue sharing and fund portfolio brokerage commissions and will continue to provide additional information if, and as, requested.

The results of the Manager’s internal reviews were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, which did not affect Seligman Smaller-Cap Value Fund, the Manager has made payments to three funds and has agreed to waive a portion of its management fee with respect to another fund. In order to resolve matters with the Independent Directors with regard to portfolio brokerage commissions, in May 2004, the Manager made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares, including $24,662 paid to Seligman Smaller-Cap Value Fund, which has been reported as Payments received from the Manager in the Statement of Operations.

22

Financial Highlights

The tables below are intended to help you understand each Class’s financial performance for the periods presented. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. “Total return” shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your capital gain distributions. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

CLASS A

	Year Ended December 31,

	2004		2003	2002	2001	2000

Per Share Data:

Net Asset Value, Beginning of Year	$14.30		$9.60	$11.63	$10.01	$7.91

Income (Loss) from Investment Operations:

Net investment loss	(0.07)		(0.11)	(0.12)	(0.10)	(0.09)
Net realized and unrealized gain (loss) on investments	2.99		4.81	(1.91)	1.72	2.19

Total from Investment Operations	2.92		4.70	(2.03)	1.62	2.10

Less Distributions:

Distributions from net realized capital gain	(0.44)		—	—	—	—

Net Asset Value, End of Year	$16.78		$14.30	$9.60	$11.63	$10.01

Total Return:	20.58	%øø	48.96%	(17.45)%	16.18%	26.55%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$167,173		$117,200	$68,082	$70,241	$46,807
Ratio of expenses to average net assets	1.75%		1.81%	1.88%	1.75%	1.96%
Ratio of net investment loss to average net assets	(0.44)%		(1.14)%	(1.16)%	(0.91)%	(1.08)%
Portfolio turnover rate	32.70%		26.48%	32.45%	38.37%	40.65%

See footnotes on page 28.

23

Financial Highlights

CLASS B

	Year Ended December 31,

	2004		2003	2002	2001	2000

Per Share Data:

Net Asset Value, Beginning of Year	$13.63		$9.22	$11.26	$9.76	$7.76

Income (Loss) from Investment Operations:

Net investment loss	(0.17)		(0.21)	(0.20)	(0.17)	(0.15)
Net realized and unrealized gain (loss) on investments	2.82		4.62	(1.84)	1.67	2.15

Total from Investment Operations	2.65		4.41	(2.04)	1.50	2.00

Less Distributions:

Distributions from net realized capital gain	(0.44)		—	—	—	—

Net Asset Value, End of Year	$15.84		$13.63	$9.22	$11.26	$9.76

Total Return:	19.61	%øø	47.83%	(18.12)%	15.37%	25.77%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$92,034		$86,427	$65,317	$71,088	$43,486
Ratio of expenses to average net assets	2.50%		2.56%	2.63%	2.50%	2.71%
Ratio of net investment loss to average net assets	(1.19)%		(1.89)%	(1.91)%	(1.66)%	(1.82)%
Portfolio turnover rate	32.70%		26.48%	32.45%	38.37%	40.65%

See footnotes on page 28.

24

Financial Highlights

CLASS C

	Year Ended December 31,

	2004		2003	2002	2001	2000

Per Share Data:

Net Asset Value, Beginning of Period	$13.63		$9.22	$11.26	$9.76	$7.76

Income (Loss) from Investment Operations:

Net investment loss	(0.17)		(0.19)	(0.20)	(0.17)	(0.16)
Net realized and unrealized gain (loss) on investments	2.82		4.60	(1.84)	1.67	2.16

Total from Investment Operations	2.65		4.41	(2.04)	1.50	2.00

Less Distributions:

Distributions from net realized capital gain	(0.44)		—	—	—	—

Net Asset Value, End of Period	$15.84		$13.63	$9.22	$11.26	$9.76%

Total Return:	19.61	%øø	47.83%	(18.12)%	15.37%	25.77%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$44,185		$31,832	$20,316	$17,123	$5,114
Ratio of expenses to average net assets	2.50%		2.56%	2.63%	2.50%	2.71%
Ratio of net investment loss to average net assets	(1.19)%		(1.89)%	(1.91)%	(1.66)%	(1.82)%
Portfolio turnover rate	32.70%		26.48%	32.45%	38.37%	40.65%

See footnotes on page 28.

25

Financial Highlights

CLASS D

	Year Ended December 31,

	2004		2003	2002	2001	2000

Per Share Data:

Net Asset Value, Beginning of Year	$13.63		$9.22	$11.26	$9.76	$7.76

Income (Loss) from Investment Operations:

Net investment loss	(0.17)		(0.20)	(0.20)	(0.17)	(0.15)
Net realized and unrealized gain (loss) on investments	2.82		4.61	(1.84)	1.67	2.15

Total from Investment Operations	2.65		4.41	(2.04)	1.50	2.00

Less Distributions:

Distributions from net realized capital gain	(0.44)		—	—	—	—

Net Asset Value, End of Year	$15.84		$13.63	$9.22	$11.26	$9.76

Total Return:	19.61	%øø	47.83%	(18.12)%	15.37%	25.77%

Ratios/Supplemental Data:

Net assets, end of year (000s omitted)	$61,889		$42,763	$30,335	$33,025	$21,565
Ratio of expenses to average net assets	2.50%		2.56%	2.63%	2.50%	2.71%
Ratio of net investment loss to average net assets	(1.19)%		(1.89)%	(1.91)%	(1.66)%	(1.82)%
Portfolio turnover rate	32.70%		26.48%	32.45%	38.37%	40.65%

See footnotes on page 28.

26

Financial Highlights

CLASS I

	Year Ended December 31,				11/30/01* to 12/31/01

	2004		2003	2002

Per Share Data:

Net Asset Value, Beginning of Period	$14.48		$9.66	$11.63	$10.88

Income (Loss) from Investment Operations:

Net investment gain (loss)	0.02		(0.06)	(0.06)	—
Net realized and unrealized gain (loss) on investments	3.03		4.88	(1.91)	0.75

Total from Investment Operations	3.05		4.82	(1.97)	0.75

Less Distributions:

Distributions from net realized capital gain	(0.44)		—	—	—

Net Asset Value, End of Period	$17.09		$14.48	$9.66	$11.63

Total Return:	21.23	%øø	49.90%	(16.94)%	6.89%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$8,976		$6,585	$3,613	$110
Ratio of expenses to average net assets	1.19%		1.27%	1.26%	1.22	%†
Ratio of net investment loss to average net assets	0.12%		(0.60)%	(0.54)%	(0.75	)%†
Portfolio turnover rate	32.70%		26.48%	32.45%	38.37	%††
Without expense reimbursement:**
Ratio of expenses to average net assets				1.30%	1.93	%†
Ratio of net investment loss to average net assets				(0.58)%	(1.46	)%†

See footnotes on page 28.

27

Financial Highlights

CLASS R

	Year Ended 12/31/04		4/30/03* to 12/31/03

Per Share Data:

Net Asset Value, Beginning of Period	$14.31		$10.27

Income (Loss) from Investment Operations:

Net investment loss	(0.11)		(0.11)
Net realized and unrealized gain on investments	2.97		4.15

Total from Investment Operations	2.86		4.04

Less Distributions:

Distributions from net realized capital gain	(0.44)		—

Net Asset Value, End of Period	$16.73		$14.31

Total Return:	20.15	%øø	39.34%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,903		$2
Ratio of expenses to average net assets	2.00%		2.03	%†
Ratio of net investment loss to average net assets	(0.69)%		(1.38	)%†
Portfolio turnover rate	32.70%		26.48	%ø

*	Commencement of offering of shares.
**	The Manager, at its discretion, reimbursed expenses for certain periods presented.
†	Annualized.
††	For the year ended December 31, 2001.
ø	For the year ended December 31, 2003.
øø

Excluding the effect of the payments received from the Manager (Note B), total return would have been as follows: Class A 20.57%; Class B 19.60%; Class C 19.60%; Class D 19.60%; Class I 21.22% and Class R 20.14%.

See Notes to Financial Statements.

28

Report of Independent Registered
Public Accounting Firm

The Board of Directors and Shareholders,
Seligman Smaller-Cap Value Fund of the Seligman Value Fund Series, Inc.:

We have audited the accompanying statement of assets and liabilities of Seligman Smaller-Cap Value Fund (formerly Seligman Small-Cap Value Fund), one of the funds constituting Seligman Value Fund Series, Inc. (the “Fund”), including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the Fund’s custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Seligman Smaller-Cap Value Fund of Seligman Value Fund Series, Inc. as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
February 23, 2005

29

Directors and Officers
Information pertaining to Directors and Officers of Seligman Smaller-Cap Value Fund is set forth below.

Independent Directors

Name, (Age), Position(s) held with Fundø		Principal Occupation(s) During Past Five Years, Directorships and Other Information

Robert B. Catell(67)[2,3]

Chairman, Chief Executive Officer and Director, KeySpan Corporation (diversified energy, gas and electric company); Director or Trustee of each of the investment companies of the Seligman Group of Funds† (except Seligman Cash Management Fund, Inc.); Director or Trustee, Alberta Northeast Gas, Ltd., Boundary Gas Inc., The Houston Exploration Company (oil and gas exploration, development and production companies); Edison Electric Institute, New York State Energy Research and Development Authority, Independence Community Bank, Business Council of New York State, Inc., New York City Partnership, and the Long Island Association (business and civic organizations).

•	Director: 2003 to Date
•	Oversees 60 Portfolios
in Fund Complex

John R. Galvin(75)[1,3]

Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University; Director or Trustee of each of the investment companies of the Seligman Group of Funds†; and Chairman Emeritus, American Council on Germany. Formerly, Governor of the Center for Creative Leadership; Director, Raytheon Co. (defense and commercial electronics) and USLIFE Corporation (life insurance). From June 1987 to June 1992, Mr. Galvin was the Supreme Allied Commander, Europe and the Commander-in-Chief, United States European Command.

•	Director: 1997 to Date
•	Oversees 61 Portfolios
in Fund Complex

Alice S. Ilchman(69)[2,3]

President Emerita, Sarah Lawrence College; Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, Jeannette K. Watson Summer Fellowship (summer internships for college students); Trustee, Save the Children (non-profit child-assistance organization) and the Committee for Economic Development; Governor, Court of Governors, London School of Economics; and Director, Public Broadcasting Service (PBS). Formerly, Chairman, The Rockefeller Foundation (charitable foundation) and Director, New York Telephone Company.

•	Director: 1997 to Date
•	Oversees 61 Portfolios
in Fund Complex

Frank A. McPherson(71)[2,3]

Retired Chairman of the Board and Chief Executive Officer of Kerr-McGee Corporation (diversified energy and chemical company); Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, ConocoPhillips (integrated international oil corporation), Integris Health (owner of various hospitals), BOK Financial (bank holding company), Oklahoma Chapter of the Nature Conservancy, Oklahoma Medical Research Foundation, Boys and Girls Clubs of Oklahoma, Oklahoma City Public Schools Foundation and Oklahoma Foundation for Excellence in Education. Formerly, Director, Kimberly-Clark Corporation (consumer products) and the Federal Reserve System’s Kansas City Reserve Bank.

•	Director: 1997 to Date
•	Oversees 61 Portfolios
in Fund Complex

See footnotes on page 33.

30

Directors and Officers

Independent Directors

Name, (Age), Position(s) held with Fundø		Principal Occupation(s) During Past Five Years, Directorships and Other Information

John E. Merow(75)[1,3]

Retired Chairman and Senior Partner, Sullivan & Cromwell LLP (law firm); Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, Aleris International, Inc. (aluminum and zinc recycler and aluminum rolled products); Director Emeritus, the Municipal Art Society of New York; Executive Committee Member and Secretary, the U.S. Council for International Business; Trustee and Vice Chairman, New York-Presbyterian Healthcare System, Inc.; Trustee, New York-Presbyterian Hospital; and Member of the American Law Institute and Council on Foreign Relations.

•	Director: 1997 to Date
•	Oversees 61 Portfolios
in Fund Complex

Betsy S. Michel(62)[1,3]

Attorney; Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Trustee, The Geraldine R. Dodge Foundation (charitable foundation). Formerly, Chairman of the Board of Trustees of St. George’s School (Newport, RI) and Trustee, World Learning, Inc. (international educational training).

•	Director: 1997 to Date
•	Oversees 61 Portfolios
in Fund Complex

Leroy C. Richie(63)[1,3]

Chairman and Chief Executive Officer, Q Standards Worldwide, Inc. (library of technical standards); Director or Trustee of each of the investment companies of the Seligman Group of Funds† (except Seligman Cash Management Fund, Inc.); Director, Kerr-McGee Corporation (diversified energy and chemical company) and Infinity, Inc. (oil and gas services and exploration); Director and Chairman, Highland Park Michigan Economic Development Corp. Formerly, Trustee, New York University Law Center Foundation; Vice Chairman, Detroit Medical Center and the Detroit Economic Growth Corp.; Chairman and Chief Executive Officer, Capital Coating Technologies, Inc. (applied coating technologies); and Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation.

•	Director: 2000 to Date
•	Oversees 60 Portfolios
in Fund Complex

Robert L. Shafer(72)[2,3]

Retired Vice President, Pfizer Inc. (pharmaceuticals); Director or Trustee of each of the investment companies of the Seligman Group of Funds† and Ambassador and Permanent Observer of the Sovereign and Military Order of Malta to the United Nations. Formerly, Director, USLIFE Corporation (life insurance).

•	Director: 1997 to Date
•	Oversees 61 Portfolios
in Fund Complex

James N. Whitson(69)[1,3]

Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc. (a diversified holding company); Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, CommScope, Inc. (manufacturer of coaxial cable). Formerly, Director and Consultant, Sammons Enterprises, Inc. and Director, C-SPAN (cable television network).

•	Director: 1997 to Date
•	Oversees 61 Portfolios
in Fund Complex

See footnotes on page 33.

31

Directors and Officers

Interested Directors and Principal Officers

Name, (Age), Position(s) held with Fundø		Principal Occupation(s) During Past Five Years, Directorships and Other Information

William C. Morris(66)*

Chairman, J. & W. Seligman & Co. Incorporated; Chairman of the Board and Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Chairman, Seligman Advisors, Inc., Seligman Services, Inc., and Carbo Ceramics Inc. (manufacturer of ceramic proppants for oil and gas industry); Director, Seligman Data Corp.; and President and Chief Executive Officer, The Metropolitan Opera Association. Formerly, Director, Kerr-McGee Corporation (diversified energy and chemical company) and Chief Executive Officer of each of the investment companies of the Seligman Group of Funds.

•	Director and Chairman
of the Board:
1997 to Date
•	Oversees 61 Portfolios
in Fund Complex

Brian T. Zino(52)*

Director and President, J. & W. Seligman & Co. Incorporated; Chief Executive Officer, President and Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, Seligman Advisors, Inc. and Seligman Services, Inc.; Chairman, Seligman Data Corp.; Member of the Board of Governors of the Investment Company Institute; and Director, ICI Mutual Insurance Company.

•	Director and President:
1997 to Date
•	Chief Executive Officer:
2002 to Date
•	Oversees 61 Portfolios
in Fund Complex

Eleanor T. M. Hoagland(53)

Managing Director and Senior Vice President, Risk Manager, J. & W. Seligman & Co. Incorporated; Vice President and Chief Compliance Officer for each of the investment companies of the Seligman Group of Funds†. Formerly, Managing Director, Partner and Chief Portfolio Strategist, AMT Capital Management from 1994 to 2000.

•	Vice President and Chief
Compliance Officer:
July 2004 to Date

Neil T. Eigen(61)

Managing Director, J. & W. Seligman & Co. Incorporated; Vice President and Co-Portfolio Manager of Seligman Large-Cap Value Fund; Vice President of Seligman Portfolios, Inc. and Co-Portfolio Manager of its Large-Cap Value Portfolio and Smaller-Cap Value Portfolio. Formerly, Senior Managing Director, Chief Investment Officer and Director of Equity Investing, Bear Stearns Asset Management.

•	Vice President and
Co-Portfolio Manager:
1997 to Date

Richard S. Rosen(46)

Managing Director, J. & W. Seligman & Co. Incorporated. Vice President and Co-Portfolio Manager of Seligman Large-Cap Value Fund; Vice President of Seligman Portfolios, Inc. and Co-Portfolio Manager of its Large-Cap Value Portfolio and Smaller-Cap Value Portfolio. Formerly, Managing Director and Senior Portfolio Manager, Bear Stearns Asset Management.

•	Vice President and
Co-Portfolio Manager;
1997 to Date.

See footnotes on page 33.

32

Directors and Officers

Interested Directors and Principal Officers (continued)

Name, (Age), Position(s) held with Fundø		Principal Occupation(s) During Past Five Years, Directorships and Other Information

Thomas G. Rose(47)

Chief Financial Officer, Senior Vice President, Finance, and Treasurer, J. & W. Seligman & Co. Incorporated, Senior Vice President, Finance, Seligman Advisors, Inc. and Seligman Data Corp.; Vice President of each of the investment companies of the Seligman Group of Funds†; and of Seligman Services, Inc. and Seligman International, Inc. Formerly, Treasurer of the investment companies of the Seligman Group of Funds and Seligman Data Corp.

•	Vice President:
2000 to Date

Lawrence P. Vogel(48)

Senior Vice President and Treasurer, Investment Companies, J. & W. Seligman & Co. Incorporated; Vice President and Treasurer of each of the investment companies of the Seligman Group of Funds†; and Treasurer, Seligman Data Corp. Formerly, Senior Vice President, Finance, J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., Seligman International, Inc. and Seligman Data Corp.; Vice President, Seligman Services, Inc. and Treasurer, Seligman International, Inc.

•	Vice President:
1997 to Date
•	Treasurer: 2000 to Date

Frank J. Nasta(40)

Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds†, and Corporate Secretary, Seligman Advisors, Inc., Seligman Services, Inc., Seligman International, Inc. and Seligman Data Corp. Formerly, Senior Vice President, Law and Regulation Department, J. & W. Seligman & Co. Incorporated.

•	Secretary: 1997 to Date

The Fund’s Statement of Additional Information (SAI) includes additional information about Fund directors and is available, without charge, upon request. You may call toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US to request a copy of the SAI, to request other information about the Fund, or to make shareholder inquiries.

ø

The address for each of the directors and officers is 100 Park Avenue, 8th floor, New York, NY 10017. Each Director serves for an indefinite term, until the election and qualification of a successor or until his or her earlier death, resignation or removal. Each officer is elected annually by the Board of Directors.

†	The Seligman Group of Funds consists of 23 registered investment companies.

*

Mr. Morris and Mr. Zino are considered “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended, by virtue of their positions with J. & W. Seligman & Co. Incorporated and its affiliates.

Member:	1 Audit Committee
2 Director Nominating Committee
3 Board Operations Committee

33

For More Information

Important Telephone Numbers

(800) 221-2450	Shareholder Services
(800) 445-1777	Retirement Plan Services
(212) 682-7600	Outside the United States
(800) 622-4597	24-Hour Automated Telephone Access Service

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Fund will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC's website at *www.sec.gov*. In addition, the Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained on the Fund's Form N-Q is also made available to shareholders on Seligman's website at *www.seligman.com*.[1]

Proxy Voting Policies and Procedures

A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC's website at *www.sec.gov*.

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Smaller-Cap Value Fund, which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

EQVSC2 12/04

ITEM 2. CODE OF ETHICS.

As of December 31, 2004, the registrant has adopted a code of ethics that applies to its principal executive and principal financial officers.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of directors has determined that Mr. James N. Whitson, a member of its audit committee, is an audit committee financial expert. Mr. Whitson is “independent” as such term is defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2004	2003
Audit Fees	$68,294	$65,026
Audit-Related Fees	–	–
Tax Fees	4,400	4,200
All Other Fees	1,932	1,898

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant’s pro-rata share of amounts for services related to documentation of certain internal control procedures for the registrant and certain other associated investment companies.

Aggregate fees billed by the registrant’s principal accountant for the last two fiscal years for non-audit services provided to the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registered investment company, where the engagement relates directly to the operations and financial reporting of the registrant, were as follows:

	2004	2003
Audit-Related Fees	$237,260	$252,260
Tax Fees	27,406	15,000
All Other Fees	86,000	–

Audit-related fees include amounts for (i) attestation services for the registrant’s stockholder service agent; (ii) review of certain internal controls of such stockholder service agent’s sub-agent; (iii) performance of certain agreed-upon procedures relating to certain services performed by the registrant’s distributor; and (iv) actuarial services provided prior to May 6, 2003 to the registrant’s investment adviser and stockholder service agent (such services were no longer permitted to be performed for the stockholder service agent after May 5, 2003). Tax fees include amounts related to tax compliance, tax planning, and tax advice for and an evaluation of certain tax reporting procedures of the registrant’s stockholder service agent. Other fees relates to electronic communication processing services performed on behalf of outside counsel of the investment adviser.

(e) (1) The Audit Committee is required to preapprove audit and non-audit services performed for the registrant by the principal accountant in order to assure that the provision of such services does not impair the principal accountant’s independence. The Audit Committee also is required to preapprove certain non-audit services performed by the registrant’s principal accountant for the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and certain of the adviser’s affiliates that provide services directly related to the operations and financial reporting of the registrant. Unless a type of service to be provided by the principal accountant has received preapproval, it will require specific preapproval by the Audit Committee.

The Audit Committee may delegate preapproval authority to one or more of its members. The member or members to whom such authority is delegated shall report any preapproval decisions to the Audit Committee at its next scheduled meeting.

Notwithstanding the foregoing, under certain circumstances, preapproval of non-audit services of a de minimis amount is not required.

(2) No services included in (b) – (d) above were approved pursuant to the waiver provisions of paragraphs (c)(7)(i)(C) or (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $356,998 and $273,358, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, the audit committee considered whether these services were compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

James N. Whitson, Chairman
John R. Galvin	Betsy S. Michel
John E. Merow	Leroy C. Richie

ITEM 6. SCHEDULE OF INVESTMENTS.

Included in Item 1 above.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8 PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10 SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Code of Ethics for Principal Executive and Principal Financial Officers

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN VALUE FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer

Date:    March 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer

Date:    March 8, 2005

By:	/S/ LAWRENCE P. VOGEL Lawrence P. Vogel Vice President, Treasurer and Chief Financial Officer

Date:    March 8, 2005

SELIGMAN VALUE FUND SERIES, INC.

EXHIBIT INDEX

(a)(1)	Code of Ethics for Principal Executive and Principal Financial Officers

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.